Filed with the U.S. Securities and Exchange Commission on December 18, 2014

1933 Act Registration File No.   333-187194
1940 Act File No. 811-22811
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	5	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	7	[	X	]

(Check appropriate box or boxes.)

BRIDGE BUILDER TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 287-3700

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Sean Graber, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Registration Statement of Bridge Builder Trust (the “Trust”) is being filed to add four new series to the Trust: the Bridge Builder Large Cap Growth Fund, the Bridge Builder Large Cap Value Fund, the Bridge Builder Small/Mid Cap Growth Fund, and the Bridge Builder Small/Mid Cap Value Fund.

Subject to Completion—Dated December 18, 2014

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Bridge Builder Large Cap Growth Fund

Ticker: [    ]

Bridge Builder Large Cap Value Fund

Ticker: [    ]

Bridge Builder Small/Mid Cap Growth Fund

Ticker: [    ]

Bridge Builder Small/Mid Cap Value Fund

Ticker: [    ]

PROSPECTUS

____________, 2015

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Table of Contents - Prospectus
1

SUMMARY SECTION

Bridge Builder Large Cap Growth Fund

Investment Objective

The investment objective of Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.44%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.07%
Total Annual Fund Operating Expenses	0.51%
Less Waivers(1)	(0.14%)
Net Annual Fund Operating Expenses	0.37%

(1)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least______, 2016, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Large Cap Growth Fund’s Sub-advisers.  This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to reimbursement by the Large Cap Growth Fund.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund’s operating expenses remain the same (taking into account the Adviser's agreement to waive management fees until _________, 2016).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$38	$149

Portfolio Turnover

The Large Cap Growth Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Large Cap Growth Fund’s performance.  As the Large Cap Growth Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies

The Large Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as investment companies (see below) that seek to track the performance of large-capitalization companies.  The Large Cap Growth Fund defines large capitalization companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index.  While the Large Cap Growth Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies.  The Large Cap Growth Fund may invest in securities issued by U.S. and foreign entities, including emerging market entities.  The Large Cap Growth Fund may invest in American Depositary Receipts (“ADRs") or Global Depositary Receipts (“GDRs”).  The Large Cap Growth Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Large Cap Growth Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage properties.  The Large Cap Growth Fund follows an investing style that favors growth investments.

The Large Cap Growth Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Fund and the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Large Cap Growth Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers: [      ].  The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board of Trustees with respect to the hiring, termination, or replacement of a Sub-adviser.  Below is a summary of each Sub-adviser’s principal investment strategies.

[           ] Principal Investment Strategies

[     ] invests primarily in equity securities, principally common stocks, of U.S. companies that [     ] believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Although [     ] generally focuses on large capitalization companies, the market capitalizations of issuers in which [     ] invests may vary with market conditions and [     ] also may invest in medium capitalization and small capitalization companies.

[           ] Principal Investment Strategies

[     ] uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. [     ] seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in [     ] judgment, have the potential for long-term earnings growth within the context of low business risk.  [     ] employs an intensive internal research and a bottom-up stock selection approach. [     ] selects investments that it believes have superior long-term earnings prospects and attractive valuation. [     ] seeks to sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Table of Contents - Prospectus

[           ] Principal Investment Strategies

[     ] seeks investments whose price will increase over the long term. It invests in equity and equity-related securities of companies that it believes have strong capital appreciation potential. In deciding which equities to buy, [     ] uses what is known as a growth investment style.  It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth potential and also are believed to be attractively valued.  [     ] confidence in potential issuer earnings is an important part of the selection process.

[           ] Principal Investment Strategies

[     ] invests primarily in a diversified portfolio of equity securities of domestic growth companies of all sizes that are expected to exhibit quality growth characteristics.

[           ] Principal Investment Strategies

[     ] invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies. The criterion for the selection of investments is the Russell 1000® Growth Index.  [     ] may use futures to invest small liquidity balances and accruals.

Principal Risks

Since the Large Cap Growth Fund will hold securities with fluctuating market prices, the value of the Large Cap Growth Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Large Cap Growth Fund could go down as well as up.  You may lose money by investing in the Large Cap Growth Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•
Active Management Risk.  A significant portion of the Large Cap Growth Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•
American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) Risk.  ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. share they represent.  They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

•
Currency Risk. As a result of the Large Cap Growth Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Large Cap Growth Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Large Cap Growth Fund would be adversely affected.

Table of Contents - Prospectus

•
Derivatives Risk.  An investment in derivatives (such as futures) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility.  Futures may create investment leverage so that when a futures contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the futures contract may not provide the anticipated protection, causing the Fund to lose money on both the futures contract and the exposure the Fund sought to hedge.  Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage.  Futures are also subject to correlation risk, which is the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of futures is also subject to market risk and liquidity risk, each of which is described below.

•
Equity Risk.  The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•
Foreign Securities (including Emerging Markets) Risk.  The risks of investing in foreign securities, including those in emerging markets, can increase the potential for losses in the Large Cap Growth Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Growth Style Risk.  The Large Cap Growth Fund is managed primarily in a growth investment style.  Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles.

•
Investment Company and Exchange-Traded Fund Risk.  An investment company, including an exchange-traded fund (“ETF”), in which the Large Cap Growth Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Large Cap Growth Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•
Investment Strategy Risk.  There is no assurance the Large Cap Growth Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Large Cap Growth Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

•	Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Large Cap Growth Fund from selling securities at desirable times or prices.

•
Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

Table of Contents - Prospectus

•
Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Large Cap Growth Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Large Cap Growth Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Large Cap Growth Fund’s assets are managed by different Sub-advisers using different styles, the Fund could experience overlapping or conflicting securities transactions.  Certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•	New Fund Risk. The Large Cap Growth Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Passive Management Risk. Because the portion of the Large Cap Growth Fund allocated to [     ] is managed so that its total return closely corresponds with that of the Russell 1000 Growth Index, the Fund faces a risk of poor performance if the Russell 1000 Growth Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise the Russell 1000 Growth Index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Russell 1000 Growth Index.

•
Portfolio Turnover Risk.  The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•	Real Estate Investment Trusts (REITs) Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•
Redemption Risk.  The Large Cap Growth Fund may experience losses when selling securities to meet redemption requests.  The risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•
Smaller Company Risk.  Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks as these companies may have less operating history, narrower product or customer markets and fewer managerial and financial resources than more established companies.  Smaller capitalization stocks may be more volatile and have less liquidity.

Performance

Because the Large Cap Growth Fund commenced operations on the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. See the Fund's website – www.bridgebuildermutualfunds.com – for updated performance information.

Table of Contents - Prospectus

Fund Management

Olive Street Investment Advisers, LLC is the investment adviser for the Large Cap Growth Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers, which allocations may be adjusted at any time:

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Portfolio Manager/Analyst	Since inception
[ ]	Portfolio Manager/Analyst	Since inception
[ ]	Portfolio Manager/Analyst	Since inception
[ ]	Portfolio Manager/Analyst	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Portfolio Manager/Analyst	Since inception
[ ]	Portfolio Manager/Analyst	Since inception
[ ]	Portfolio Manager/Analyst	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director	Since inception
[ ]	Managing Director	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Partner and Portfolio Manager	Since inception
[ ]	Partner and Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchasing and Selling Shares and Taxes” on page 26 of this prospectus.

Table of Contents - Prospectus

SUMMARY SECTION

Bridge Builder Large Cap Value Fund

Investment Objective

The investment objective of Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.44%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.07%
Total Annual Fund Operating Expenses	0.51%
Less Waivers(1)	(0.12%)
Net Annual Fund Operating Expenses	0.39%

(1)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least _________, 2016,  to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Large Cap Value Fund’s Sub-advisers.  This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to reimbursement by the Large Cap Value Fund.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund’s operating expenses remain the same (taking into account the Adviser's agreement to waive management fees until ______, 2016).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$40	$151

Portfolio Turnover

The Large Cap Value Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Large Cap Value Fund’s performance.  As the Large Cap Value Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies

The Large Cap Value Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as investment companies (see below) that seek to track the performance of large-capitalization companies.  The Large Cap Value Fund defines large capitalization companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index.  While the Large Cap Value Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies.  The Large Cap Value Fund may invest in securities issued by U.S. and foreign entities, including emerging market entities.  The Large Cap Value Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  The Large Cap Value Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Large Cap Value Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage properties.  The Large Cap Value Fund follows an investing style that favors value investments.

The Large Cap Value Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Fund and the Adviser (each a “Sub-adviser”).  Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Large Cap Value Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers: [      ].  The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board of Trustees with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

[           ] Principal Investment Strategies

[     ] employs a fundamental investment process to construct a diversified portfolio of equity securities that [     ] believes are undervalued, in solid financial condition and have attractive business economics.  [     ] believes companies with these characteristics are less likely to experience eroding values over the long term.

[     ] values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business.  [     ] favors companies with an acceptable level of debt and positive cash flow.  At a minimum, [     ] tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.  [     ] favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

Table of Contents - Prospectus

[           ] Principal Investment Strategies

[     ] approach to the equity market is based on the underlying philosophy that markets are inefficient.  [     ] believes these inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis.  [     ] seeks to stay fully invested with a defensive, conservative orientation based on the belief that superior returns can be achieved while taking below-average risks.  [     ] implements this strategy by seeking to construct portfolios of individual stocks that reflect all three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500).

[           ] Principal Investment Strategies

[     ] invests primarily in equity securities. Although [     ] may invest in the securities of companies with any market capitalization, [     ] normally invests a significant portion of its assets in the equity securities of large-capitalization companies.

[     ] uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels.  [     ] believes that above average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.

[           ] Principal Investment Strategies

[     ] invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies. The criterion for the selection of investments is the Russell 1000® Value Index.  [     ] may use futures to invest small liquidity balances and accruals.

Principal Risks

Since the Large Cap Value Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Large Cap Value Fund could go down as well as up.  You may lose money by investing in the Large Cap Value Fund.  The principal risks affecting the Large Cap Value Fund that can cause a decline in value are:

•
Active Management Risk.  A significant portion of the Large Cap Value Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•
American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) Risk.  ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. share they represent.  They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Table of Contents - Prospectus

•
Currency Risk. As a result of the Large Cap Value Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Large Cap Value Fund will be subject to currency risk.  Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.  In either event, the dollar value of an investment in the Large Value Growth Fund would be adversely affected.

•
Derivatives Risk.  An investment in derivatives (such as futures) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility.  Futures may create investment leverage so that when a futures contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the futures contract may not provide the anticipated protection, causing the Fund to lose money on both the futures contract and the exposure the Fund sought to hedge.  Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage.  Futures are also subject to correlation risk, which is the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of futures is also subject to market risk and liquidity risk, each of which is described below.

•
Equity Risk.  The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•
Foreign Securities (including Emerging Markets) Risk.  The risks of investing in foreign securities, including those in emerging markets, can increase the potential for losses in the Large Cap Value Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Investment Company and Exchange-Traded Fund Risk.  An investment company, including an exchange-traded fund (“ETF”), in which the Large Cap Value Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Large Cap Value Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•
Investment Strategy Risk.  There is no assurance the Large Cap Value Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Large Cap Value Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

•	Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Large Cap Value Fund from selling securities at desirable times or prices.

Table of Contents - Prospectus

•
Market Risk.  The overall market may perform poorly or the returns from the securities in which the Large Cap Value Fund invests may underperform returns from the general securities markets or other types of investments.

•
Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Large Cap Value Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Large Cap Value Fund’s assets are managed by different Sub-advisers using different styles, the Fund could experience overlapping or conflicting securities transactions.  Certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•	New Fund Risk. The Large Cap Value Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Passive Management Risk. Because the portion of the Large Cap Value Fund allocated to [     ] is managed so that its total return closely corresponds with that of the Russell 1000 Value Index, the Fund faces a risk of poor performance if the Russell 1000 Value Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise the Russell 1000 Value Index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Russell 1000 Value Index.

•
Portfolio Turnover Risk.  The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•	Real Estate Investment Trusts (REITs) Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•
Redemption Risk.  The Large Cap Value Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•
Smaller Company Risk.  Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks as these companies may have less operating history, narrower product or customer markets and fewer managerial and financial resources than more established companies.  Smaller capitalization stocks may be more volatile and have less liquidity.

•
Value Style Risk.  The Large Cap Value Fund is managed primarily in a value investment style.  Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles.

Performance

Because the Large Cap Value Fund commenced operations on the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Large Cap Value Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance. See the Fund's website – www.bridgebuildermutualfunds.com – for updated performance information.

Table of Contents - Prospectus

Fund Management

Olive Street Investment Advisers, LLC is the investment adviser for the Large Cap Value Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers, which allocations may be adjusted at any time:

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director and Portfolio Manager	Since inception
[ ]	Managing Director and Portfolio Manager	Since inception
[ ]	Managing Director and Portfolio Manager	Since inception
[ ]	Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Director, Assistant Portfolio Manager	Since inception
[ ]	Director, Assistant Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Senior Managing Director, Equity Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchasing and Selling Shares and Taxes” on page 26 of this prospectus.

Table of Contents - Prospectus

SUMMARY SECTION

Bridge Builder Small/Mid Cap Growth Fund

Investment Objective

The investment objective of Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Growth Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.64%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.09%
Total Annual Fund Operating Expenses	0.73%
Less Waivers (1)	(0.26%)
Net Annual Fund Operating Expenses	0.47%

(1)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least _________, 2016,  to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Small/Mid Cap Growth Fund’s Sub-advisers.  This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees.  Such waivers are not subject to reimbursement by the Small/Mid Cap Growth Fund.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Small/Mid Cap Growth Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Small/Mid Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small/Mid Cap Growth Fund’s operating expenses remain the same (taking into account the Adviser's agreement to waive management fees until ________, 2016).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$48	$207

Portfolio Turnover

The Small/Mid Cap Growth Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small/Mid Cap Growth Fund’s performance.  As the Small/Mid Cap Growth Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies

The Small/Mid Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid-capitalization companies and other instruments, such as investment companies (see below) that seek to track the performance of small- and mid-capitalization companies.  The Small/Mid Cap Growth Fund defines small and mid-capitalization companies as companies whose market capitalizations typically fall within the range of the Russell MidCap Index and the Russell 2000 Index.  While the Small/Mid Cap Growth Fund primarily invests in equity securities of small and mid-capitalization companies, it may also invest in securities of large capitalization companies.  The Small/Mid Cap Growth Fund may invest in securities issued by U.S. and foreign entities, including emerging market entities.  The Small/Mid Cap Growth Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  The Small/Mid Cap Growth Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Small/Mid Cap Growth Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage properties.  The Small/Mid Cap Growth Fund follows an investing style that favors growth investments.

The Small/Mid Cap Growth Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Adviser (each a “Sub-adviser”).  Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Small/Mid Cap Growth Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers: [      ].  The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board of Trustees with respect to the hiring, termination, or replacement of the Sub-advisers. Below is a summary of each Sub-adviser’s principal investment strategies.

[           ] Principal Investment Strategies

During normal market conditions, [     ] primarily invests in the equity securities of small-capitalization companies.  When making their investment decisions, the portfolio managers generally focus on investing in the securities of small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value.  The portfolio managers use a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance.  The portfolio managers seek quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth and a defensive business model.  They seek attractive valuation using market fluctuations as opportunistic entry points.  Finally, the portfolio managers attempt to balance their allocated portion of the Fund's portfolio through sector-weight policies that provide diversification across major economic sectors.

Table of Contents - Prospectus

[           ] Principal Investment Strategies

[     ] portfolio managers principally invest in the equity securities of medium capitalization companies or other investments with similar economic characteristics.  The portfolio managers normally invest in stocks selected for their long-term growth potential.

[     ] portfolio managers seek to identify companies with superior prospects for capital appreciation through fundamental analysis.  The portfolio managers conduct bottom-up, fundamental research to invest in a focused portfolio that includes those stocks in which the portfolio managers have the greatest conviction. In selecting individual companies for investment, the portfolio managers look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.

[           ] Principal Investment Strategies

[     ] seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations.  Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company’s intrinsic or fair value, [     ] expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.

[           ] Principal Investment Strategies

[     ] invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities as represented by the Russell 3000® Index, excluding therefrom the equity securities of the 500 largest capitalized companies.  The criterion for the selection of investments is the Russell 2500® Growth Index.  [     ] may use futures to invest small liquidity balances and accruals.

Principal Risks

Since the Small/Mid Cap Growth Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Small/Mid Cap Growth Fund could go down as well as up.  You may lose money by investing in the Small/Mid Cap Growth Fund.  The principal risks affecting the Small/Mid Cap Growth Fund that can cause a decline in value are:

•
Active Management Risk.  A significant portion of the Small/Mid Cap Growth Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•
American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) Risk.  ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. share they represent.  They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Table of Contents - Prospectus

•
Currency Risk. As a result of the Small/Mid Cap Growth Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Small/Mid Cap Growth Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Small/Mid Cap Growth Fund would be adversely affected.

•
Derivatives Risk.  An investment in derivatives (such as futures) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility.  Futures may create investment leverage so that when a futures contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the futures contract may not provide the anticipated protection, causing the Fund to lose money on both the futures contract and the exposure the Fund sought to hedge.  Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage.  Futures are also subject to correlation risk, which is the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of futures is also subject to market risk and liquidity risk, each of which is described below.

•
Equity Risk.  The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•
Foreign Securities (including Emerging Markets) Risk.  The risks of investing in foreign securities, including those in emerging markets, can increase the potential for losses in the Small/Mid Cap Growth Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Growth Style Risk.  The Small/Mid Cap Growth Fund is managed primarily in a growth investment style.  Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles.

•
Investment Company and Exchange-Traded Fund Risk.  An investment company, including an exchange-traded fund (“ETF”), in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Small/Mid Cap Growth Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•
Investment Strategy Risk.  There is no assurance the Small/Mid Cap Growth Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Small/Mid Cap Growth Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.

Table of Contents - Prospectus

•
Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Small/Mid Cap Growth Fund from selling securities at desirable times or prices.

•
Market Risk.  The overall market may perform poorly or the returns from the securities in which the Small/Mid Cap Growth Fund invests may underperform returns from the general securities markets or other types of investments.

•
Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Small/Mid Cap Growth Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Small/Mid Cap Growth Fund’s assets are managed by different Sub-advisers using different styles, the Fund could experience overlapping or conflicting securities transactions.  Certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Small/Mid Cap Growth Fund using a single investment management style.

•	New Fund Risk. The Small/Mid Cap Growth Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Passive Management Risk. Because the portion of the Small/Mid Cap Growth Fund allocated to [     ] is managed so that its total return closely corresponds with that of the Russell 2500 Growth Index, the Fund faces a risk of poor performance if the Russell 2500 Growth Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise the Russell 2500 Growth Index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Russell 2500 Growth Index.

•
Portfolio Turnover Risk.  The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•	Real Estate Investment Trusts (REITs) Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•
Redemption Risk.  The Small/Mid Cap Growth Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•
Smaller Company Risk.  Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks as these companies may have less operating history, narrower product or customer markets and fewer managerial and financial resources than more established companies.  Smaller capitalization stocks may be more volatile and have less liquidity.

Table of Contents - Prospectus

Performance

Because the Small/Mid Cap Growth Fund commenced operations on the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Small/Mid Cap Growth Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Small/Mid Cap Growth Fund by comparing it against a broad measure of market performance. See the Fund's website – www.bridgebuildermutualfunds.com – for updated performance information.

Fund Management

Olive Street Investment Advisers, LLC is the investment adviser for the Small/Mid Cap Growth Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers, which allocations may be adjusted at any time:
[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Portfolio Manager	Since inception
[ ]	Portfolio Manager	Since inception
[ ]	Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Chief Investment Officer/ Managing Partner	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchasing and Selling Shares and Taxes” on page 26 of this prospectus.

Table of Contents - Prospectus

SUMMARY SECTION

Bridge Builder Small/Mid Cap Value Fund

Investment Objective

The investment objective of Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Value Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.64%
Distribution and Service (12b-1) Fees	None
Other Expenses(2)	0.09%
Total Annual Fund Operating Expenses	0.73%
Less Waivers (1)	(0.18%)
Net Annual Fund Operating Expenses	0.55%

(1)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least _______, 2016,  to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Small/Mid Cap Value Fund’s Sub-advisers.  This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees.  Such waivers are not subject to reimbursement by the Small/Mid Cap Value Fund.

(2)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Small/Mid Cap Value Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Small/Mid Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small/Mid Cap Value Fund’s operating expenses remain the same (taking into account the Adviser's agreement to waive management fees until ______, 2016).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$215

Portfolio Turnover

The Small/Mid Cap Value Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small/Mid Cap Value Fund’s performance.  As the Small/Mid Cap Value Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Table of Contents - Prospectus

Principal Investment Strategies

The Small/Mid Cap Value Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid-capitalization companies and other instruments, such as investment companies (see below) that seek to track the performance of small- and mid-capitalization companies.  The Small/Mid Cap Value Fund defines small and mid-capitalization companies as companies whose market capitalizations typically fall within the range of the Russell MidCap Index and the Russell 2000 Index.  While the Small/Mid Cap Value Fund primarily invests in equity securities of small and mid-capitalization companies, it may also invest in securities of large capitalization companies.  The Small/Mid Cap Value Fund may invest in securities issued by U.S. and foreign entities, including emerging market entities.  The Small/Mid Cap Value Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  The Small/Mid Cap Value Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Small/Mid Cap Value Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage properties.  The Small/Mid Cap Value Fund follows an investing style that favors value investments.

The Small/Mid Cap Value Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Adviser (each a “Sub-adviser”).  Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Small/Mid Cap Value Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the duration or asset allocation of the Fund’s investment portfolio.

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers: [      ].  The Adviser may adjust allocations to the Sub-advisers or make recommendations to the Board of Trustees with respect to the hiring, termination, or replacement of the Sub-advisers at any time. Below is a summary of each Sub-adviser’s principal investment strategies.

[           ] Principal Investment Strategies

[     ] primarily invests in medium-capitalization companies with a focus on those companies meeting [     ] return expectations.  [     ] uses a bottom-up value oriented investment process in constructing the Fund’s portfolio.  [     ] seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

• Companies earning a positive return on capital with stable-to-improving returns;
• Companies valued at a discount to their asset value; and
• Companies with an attractive and sustainable dividend level.

[           ] Principal Investment Strategies

[     ] primarily invests in medium-capitalization companies.  [     ] uses bottom-up fundamental analysis to make investment decisions.  [     ] strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum.  The [     ] strategy seeks to add value through bottom-up stock selection.

Table of Contents - Prospectus

[           ] Principal Investment Strategies

[     ] primarily invests in small-capitalization companies.  These companies typically possess, in the opinion of the portfolio manager, one or more of the following attributes:

•	Business that results in relatively consistent longer-term earning and cash flow growth;

•	Franchise/asset value that may make the company attractive to potential acquirers;

•	Cyclically depressed earnings and/or cash flow that has potential for improvement; or

•	A catalyst that will promote recognition of the company’s undervalued status.

[           ] Principal Investment Strategies

[     ] primarily invests in equity securities of small capitalization companies.  [     ] uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value.  The strategy invests in stocks that [     ] believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage.  [     ] invests primarily in equity securities of U.S. issuers, which may include companies that are located outside the U.S. but issue equity securities that are publicly traded on a U.S. exchange.

[           ] Principal Investment Strategies

[     ] invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities as represented by the Russell 3000® Index, excluding therefrom the equity securities of the 500 largest capitalized companies.  The criterion for the selection of investments is the Russell 2500® Value Index. [     ] may use futures to invest small liquidity balances and accruals.

Principal Risks

Since the Small/Mid Cap Value Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Small/Mid Cap Value Fund could go down as well as up.  You may lose money by investing in the Small/Mid Cap Value Fund.  The principal risks affecting the Small/Mid Cap Value Fund that can cause a decline in value are:

•
Active Management Risk.  A significant portion of the Small/Mid Cap Value Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•
American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) Risk.  ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. share they represent.  They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Table of Contents - Prospectus

•
Currency Risk. As a result of the Small/Mid Cap Value Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Small/Mid Cap Value Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Small/Mid Cap Value Fund would be adversely affected.

•
Derivatives Risk.  An investment in derivatives (such as futures) may not perform as anticipated by the Sub-advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility.  Futures may create investment leverage so that when a futures contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the futures contract may not provide the anticipated protection, causing the Fund to lose money on both the futures contract and the exposure the Fund sought to hedge.  Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage.  Futures are also subject to correlation risk, which is the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of futures is also subject to market risk and liquidity risk, each of which is described below.

•
Equity Risk.  The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions and/or economic conditions.

•
Foreign Securities (including Emerging Markets) Risk.  The risks of investing in foreign securities, including those in emerging markets, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Investment Company and Exchange-Traded Fund Risk.  An investment company, including an exchange-traded fund (“ETF”), in which the Small/Mid Cap Value Fund invests may not achieve its investment objective or execute its investment strategies effectively or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Small/Mid Cap Value Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•
Investment Strategy Risk.  There is no assurance the Small/Mid Cap Value Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

•
Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Small/Mid Cap Value Fund from selling securities or closing derivative positions at desirable times or prices.

Table of Contents - Prospectus

•
Market Risk.  The overall market may perform poorly or the returns from the securities in which the Small/Mid Cap Value Fund invests may underperform returns from the general securities markets or other types of investments.

•
Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Small/Mid Cap Value Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Small/Mid Cap Value Fund’s assets are managed by different Sub-advisers using different styles, the Fund could experience overlapping or conflicting securities transactions.  Certain Sub-advisers may be purchasing securities at the same time other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•	New Fund Risk. The Small/Mid Cap Value Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Passive Management Risk. Because the portion of the Small/Mid Cap Value Fund allocated to [     ] is managed so that its total return closely corresponds with that of the Russell 2500 Value Index, the Fund faces a risk of poor performance if the Russell 2500 Value Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise the Russell 2500 Value Index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Russell 2500 Value Index.

•
Portfolio Turnover Risk.  The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•	Real Estate Investment Trusts (REITs) Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

•
Redemption Risk.  The Small/Mid Cap Value Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•
Smaller Company Risk.  Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks as these companies may have less operating history, narrower product or customer markets and fewer managerial and financial resources than more established companies.  Smaller capitalization stocks may be more volatile and have less liquidity.

•
Value Style Risk.  The Small/Mid Cap Value Fund is managed primarily in a value investment style.  Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles.

Performance

Because the Small/Mid Cap Value Fund commenced operations on the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Small/Mid Cap Value Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Small/Mid Cap Value Fund by comparing it against a broad measure of market performance. See the Fund's website – www.bridgebuildermutualfunds.com – for updated performance information.

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Fund Management

Olive Street Investment Advisers, LLC is the investment adviser for the Small/Mid Cap Value Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers, which allocations may be adjusted at any time:

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Senior Portfolio Manager (Lead)	Since inception
[ ]	Senior Portfolio Manager	Since inception
[ ]	CEO and Senior Portfolio Manager	Since inception
[ ]	Senior Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director and Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Portfolio Manager	Since inception
[ ]	Portfolio Manager	Since inception
[ ]	Portfolio Manager	Since inception

[     ]
Portfolio Manager(s)	Position with [ ]	Length of Service to the Fund
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception
[ ]	Managing Director, Portfolio Manager	Since inception

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchasing and Selling Shares and Taxes” on page 26 of this prospectus.

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SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES AND TAXES

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”).  Therefore, you may purchase Fund shares only from Edward Jones through Advisory Solutions.  There are no initial or subsequent minimum purchase amounts for the Funds.  Orders to sell or “redeem” shares must be placed directly with Edward Jones or your local Edward Jones financial advisor.  You may purchase or redeem shares of the Funds on any day the New York Stock Exchange (“NYSE”) is open.

Tax Information

The Funds intend to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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ADDITIONAL INFORMATION REGARDING THE
FUNDS’ INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

Each Fund’s investment objective is to provide capital appreciation.  Each Fund’s investment objective is non-fundamental; that is, it can be changed by a vote of the Board alone and without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES OF THE LARGE CAP GROWTH FUND

The Large Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as investment companies (see below) that seek to track the performance of large-capitalization companies.  This investment policy may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' prior notice of such change to the investment policy occurs.

The Large Cap Growth Fund defines large capitalization companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index.  While the Large Cap Growth Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium or small capitalization companies.  The Large Cap Growth Fund may invest in securities issued by U.S. and foreign entities, including emerging market entities.  The Large Cap Growth Fund may invest in American Depositary Receipts (“ADRs") or Global Depositary Receipts (“GDRs”).  The Large Cap Growth Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Large Cap Growth Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage properties.  The Large Cap Growth Fund follows an investing style that favors growth investments.

The Large Cap Growth Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to unusual and adverse market, economic, political, or other conditions. For example, during such a period, up to 100% of the Large Cap Growth Fund's assets may be invested in short-term, high-quality fixed income securities, cash, or cash equivalents. Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser or the Adviser judges that market conditions make pursuing the Large Cap Growth Fund's investment strategies inconsistent with the best interests of shareholders. A Sub-adviser or the Adviser may then temporarily use these alternative strategies that are mainly designed to limit the Large Cap Growth Fund's losses or to create liquidity in anticipation of redemption. When the Large Cap Growth Fund takes temporary defensive positions, it may not achieve its investment objective.

The Large Cap Growth Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Large Cap Growth Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Large Cap Growth Fund’s investment portfolio.

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The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers: [     ].  Below is a summary of each Sub-adviser’s principal investment strategies.  Allocations to the Sub-advisers may be adjusted at any time.

[           ] Principal Investment Strategies

[     ] invests primarily in equity securities, principally common stocks, of U.S. companies that the [     ] believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. Although [     ] generally focuses on large cap companies, the market capitalizations of issuers in which [     ] invests may vary with market conditions and [     ] also may invest in mid cap and small cap companies.

[           ] Principal Investment Strategies

[     ] uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth.  [     ] seeks to identify large capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in [     ] judgment, have the potential for long-term earnings growth within the context of low business risk.  [     ] employs an intensive internal research and a bottom-up stock selection approach.  [     ] selects investments that it believes have superior long-term earnings prospects and attractive valuation.  [     ] seeks to sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

[           ] Principal Investment Strategies

[     ] seeks investments whose price will increase over the long term. It invests in equity and equity-related securities of companies that it believes have strong capital appreciation potential. In deciding which equities to buy, [     ] uses what is known as a growth investment style.  It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth potential and also are believed to be attractively valued.    [     ] confidence in potential issuer earnings is an important part of the security selection process.

[           ] Principal Investment Strategies

[     ] invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of domestic growth companies of all sizes that are expected to exhibit quality growth characteristics.  [     ] invests primarily in equity securities issued by companies that typically have market capitalizations no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Index at the time of the [     ] investment.  Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held by [     ]. To a limited extent, [     ] may also purchase stocks of companies with business characteristics and growth prospects of companies in the Russell 3000® Index, but that may have a market capitalization outside the range of companies included in the index.

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[           ] Principal Investment Strategies

[     ] invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.  Of those 1,000 companies, the Growth Index represents those with a greater-than-median orientation towards growth.  Companies in this index generally have higher forecasted growth values than more value-oriented securities.  The criterion for the selection of investments is the Russell 1000® Growth Index.  When deemed appropriate by [     ],  [     ] may invest a portion of the assets allocated to it by the Adviser in futures contracts for the purpose of acting as a temporary substitute for investment in equity securities included in the Russell 1000® Growth Index.  Futures may be used as a means to invest small liquidity balances and accruals.

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PRINCIPAL INVESTMENT STRATEGIES OF THE LARGE CAP VALUE FUND

The Large Cap Value Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as investment companies (see below) that seek to track the performance of large-capitalization companies.  This investment policy may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' prior notice of such change.

The Large Cap Value Fund defines large capitalization companies as companies whose market capitalizations typically fall within the range of the Russell 1000 Index.  While the Large Cap Value Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies.  The Large Cap Value Fund may invest in securities issued by U.S. and foreign entities, including emerging market entities.  The Large Cap Value Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  The Large Cap Value Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Large Cap Value Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage properties.  The Large Cap Value Fund follows an investing style that favors value investments.

The Large Cap Value Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to unusual and adverse market, economic, political, or other conditions.  For example, during such a period, up to 100% of the Large Cap Value Fund's assets may be invested in short-term, high-quality fixed income securities, cash, or cash equivalents.  Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser or the Adviser judges that market conditions make pursuing the Large Cap Value Fund's investment strategies inconsistent with the best interests of shareholders.  A Sub-adviser or the Adviser may then temporarily use these alternative strategies that are mainly designed to limit the Large Cap Value Fund's losses or to create liquidity in anticipation of redemptions.  When the Large Cap Value Fund takes temporary defensive positions, it may not achieve its investment objective.

The Large Cap Value Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers that will be retained by the Adviser (each a “Sub-adviser”).  Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Large Cap Value Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of the Fund’s investment portfolio.

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers: [     ].  Below is a summary of each Sub-adviser’s principal investment strategies.  Allocations to the Sub-advisers may be adjusted at any time.

[           ] Principal Investment Strategies

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[     ] employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range that [     ] believes are undervalued, in solid financial condition and have attractive business economics.  [     ] believes companies with these characteristics are less likely to experience eroding values over the long term.

[     ] values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business.  [     ] favors companies with an acceptable level of debt and positive cash flow.  This results in a range of values for the company that [     ] believes would be reasonable.  [     ] generally will purchase a security if the stock price falls below or toward the lower end of that range.

At a minimum, [     ] tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.  [     ] favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

[     ] favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

[           ] Principal Investment Strategies

[     ] approach to the equity market is based on the underlying philosophy that markets are inefficient.  [     ] believes these inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. [     ] seeks to stay fully invested with a defensive, conservative orientation based on the belief that superior returns can be achieved while taking below-average risks.  [     ] implements this strategy by seeking to construct portfolios of individual stocks that reflect all three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500).

[           ] Principal Investment Strategies

[     ] seeks to provide total returns in excess of the broader market over the long term by identifying companies that [     ] expects to consistently return cash to shareholders in the form of a growing dividend. [     ] invests primarily in equity securities.  Although [     ] may invest in the securities of companies with any market capitalization, [     ] normally invests a significant portion of its assets in the equity securities of large-capitalization companies.  [     ] may invest in REITs and foreign securities, including ADRs.

[     ] uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels.  [     ] believes that above average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.

[     ] investment philosophy rests on the belief that the best investments over long periods of time are in companies that balance value creation and value distribution.  [     ] seeks companies that are good stewards of capital with a long history of growing and paying dividends and a proven ability to innovate over many market cycles.  [     ] looks for companies with good profitability, strong cash flow generation, and moderate payout ratios.

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[           ] Principal Investment Strategies

[     ] invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.  Of those 1,000 companies, the Russell 1000® Value Index represents those with a less-than-median orientation towards growth.  Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than more growth-oriented securities.  The criterion for the selection of investments is the Russell 1000® Value Index.  When deemed appropriate by [     ], [     ] may invest a portion of the assets of the portion of the portfolio allocated to it in futures contracts for the purpose of acting as a temporary substitute for investment in equity securities included in the Russell 1000® Value Index.  Futures may be used as a means to invest small liquidity balances and accruals.

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PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL/MID CAP GROWTH FUND

The Small/Mid Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid-capitalization companies and other instruments, such as investment companies (see below) that seek to track the performance of small- and mid-capitalization companies.  The investment policy may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' prior notice of such change.

The Small/Mid Cap Growth Fund defines small and mid-capitalization companies as companies whose market capitalizations typically fall within the range of the Russell MidCap Index and the Russell 2000 Index.  While the Small/Mid Cap Growth Fund primarily invests in equity securities of small and mid-capitalization companies, it may also invest in securities of large capitalization companies.  The Small/Mid Cap Growth Fund may invest in securities issued by U.S. and foreign entities, including emerging market entities.  The Small/Mid Cap Growth Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  The Small/Mid Cap Growth Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Small/Mid Cap Growth Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage properties.  The Small/Mid Cap Growth Fund follows an investing style that favors growth investments.

The Small/Mid Cap Growth Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to unusual and adverse market, economic, political, or other conditions. For example, during such a period, up to 100% of the Small/Mid Cap Growth Fund's assets may be invested in short-term, high-quality fixed income securities, cash, or cash equivalents. Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser or the Adviser judges that market conditions make pursuing the Small/Mid Cap Growth Fund's investment strategies inconsistent with the best interests of shareholders. A Sub-adviser or the Adviser may then temporarily use these alternative strategies that are mainly designed to limit the Small/Mid Cap Growth Fund's losses or to create liquidity in anticipation of redemption. When the Small/Mid Cap Growth Fund takes temporary defensive positions, it may not achieve its investment objective.

The Small/Mid Cap Growth Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers that will be retained by the Adviser (each a “Sub-adviser”).  Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Small/Mid Cap Growth Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of the Fund’s investment portfolio.

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-advisers:  [     ].  Below is a summary of each Sub-adviser’s principal investment strategies.  Allocations to the Sub-advisers may be adjusted at any time.

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[           ] Principal Investment Strategies

During normal market conditions, [     ] primarily invests in the equity securities of small-capitalization companies.  When making their investment decisions, the portfolio managers generally focus on investing in the securities of small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value.

When making their investment decisions, the portfolio managers generally focus on investing in the securities of small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value.  The portfolio managers use a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance.  The portfolio managers seek quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth, and a defensive business model.  They seek attractive valuation using market fluctuations as opportunistic entry points.  Finally, the portfolio managers attempt to balance the portfolio through sector-weight policies that provide diversification across major economic sectors.

[           ] Principal Investment Strategies

[     ] portfolio managers principally invest in the equity securities of medium capitalization companies or other investments with similar economic characteristics.  The portfolio managers normally invest in stocks selected for their long-term growth potential.

[     ] portfolio managers seek to identify companies with superior prospects for capital appreciation through fundamental analysis.  The portfolio managers conduct bottom-up, fundamental research to invest in a focused portfolio that includes those stocks in which the portfolio managers have the greatest conviction.  In selecting individual companies for investment, the portfolio managers look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.

Portfolio managers will consider selling stock when, among other things, the portfolio managers determine that the fundamentals of the stock are deteriorating; the risks of the stock seem to outweigh its potential for appreciation; the size of the position reaches a certain percentage of the portion of the portfolio allocated to [     ]; the portfolio managers have identified an investment that they consider more attractive; or the market capitalization of a company ascends towards the capitalization of a large capitalization security.

[           ] Principal Investment Strategies

[     ] seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations.  Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company’s intrinsic or fair value, [     ] expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.

[           ] Principal Investment Strategies

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[     ] invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities as represented by the Russell 3000® Index, excluding therefrom the equity securities of the 500 largest capitalized companies. Of those 2,500 companies, the Russell 2500® Growth Index represents those with a greater-than-median orientation towards growth.  Companies in this index generally have higher forecasted growth values than more value-oriented securities.  The criterion for the selection of investments is the Russell 2500® Growth Index.  When deemed appropriate by [     ], [     ] may invest a portion of assets in the Fund allocated to [     ] in futures contracts for the purpose of acting as a temporary substitute for investment in equity securities included in the Russell 2500® Growth Index.  Futures may be used as a means to invest small liquidity balances and accruals.

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PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL/MID CAP VALUE FUND

The Small/Mid Cap Value Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small and mid-capitalization companies and other instruments, such as investment companies (see below) that seek to track the performance of small- and mid-capitalization companies.  The investment policy may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days' prior notice of such change.

The Small/Mid Cap Value Fund defines small and mid-capitalization companies as companies whose market capitalizations typically fall within the range of the Russell MidCap Index and the Russell 2000 Index.  The Small/Mid Cap Value Fund primarily invests in equity securities of small and mid-capitalization companies, but may also invest in securities of large capitalization companies.  The Small/Mid Cap Value Fund may invest in securities issued by U.S. and foreign entities, including emerging market entities.  The Small/Mid Cap Value Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  The Small/Mid Cap Value Fund may also invest in other investment companies, including other open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective.  The Small/Mid Cap Value Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage properties.  The Small/Mid Cap Value Fund follows an investing style that favors value investments.

The Small/Mid Cap Value Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to unusual and adverse market, economic, political, or other conditions. For example, during such a period, up to 100% of the Small/Mid Cap Value Fund's assets may be invested in short-term, high-quality fixed income securities, cash, or cash equivalents. Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser or the Adviser judges that market conditions make pursuing the Small/Mid Cap Value Fund's investment strategies inconsistent with the best interests of shareholders. A Sub-adviser or the Adviser may then temporarily use these alternative strategies that are mainly designed to limit the Small/Mid Cap Value Fund's losses or to create liquidity in anticipation of redemption. When the Small/Mid Cap Value Fund takes temporary defensive positions, it may not achieve its investment objective.

The Small/Mid Cap Value Fund’s portfolio is constructed by combining the investment styles and strategies of multiple Sub-advisers that will be retained by the Adviser (each a “Sub-adviser”).  Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Small/Mid Cap Value Fund’s assets.

Portfolio securities may be sold at any time.  Sales may occur when a Sub-adviser determines to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes it would be appropriate to do so in order to readjust the duration or asset allocation of the Fund’s investment portfolio.

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers:  [     ].  Below is a summary of each Sub-adviser’s principal investment strategies.  Allocations to the Sub-advisers may be adjusted at any time.

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[           ] Principal Investment Strategies

[     ] primarily invests in medium-capitalization companies with a focus on those companies meeting [     ] return expectations.  [     ] uses a bottom-up value oriented investment process in constructing the Small/Mid Cap Value Fund’s portfolio.  [     ] seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

• Companies earning a positive return on capital with stable-to-improving returns;
• Companies valued at a discount to their asset value; and
• Companies with an attractive and sustainable dividend level.

[     ] employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models.  [     ] selects companies that it believes are out of favor or misunderstood.  [     ] narrows its investment universe by using value-driven screens to create a research universe of companies in its desired market capitalization range.  [     ] uses fundamental analysis to construct a portfolio that, in their opinion , is made up of quality companies with the potential to provide significant increases in share price over a three year period.  [     ] will generally sell a security when it reaches [     ] price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions, or internal or external forces reducing future expected returns from the investment thesis.

[           ] Principal Investment Strategies

[     ] primarily invests in medium-capitalization companies. The strategy of [     ] is grounded in bottom-up fundamental analysis.  [     ] seeks to identify companies with attractive valuation, sound business fundamentals, and improving business momentum.  [     ] strategy seeks to add value through bottom-up stock selection.  [     ] investment philosophy is that (1) low valuation stocks outperform high valuation stocks; (2) companies with strong fundamentals, e.g. high and sustainable returns on invested capital, outperform companies with weak fundamentals; and (3) stocks with positive business momentum, e.g. rising earnings estimates, outperform stocks with negative business momentum.

[     ] seeks to construct a well-diversified portfolio that consistently possess these three characteristics; [     ] aims to limit downside risk, preserve capital, and maximize the power of compounding

[           ] Principal Investment Strategies

[     ] primarily invests in small-capitalization companies.  [     ] seeks to invest in companies that it believes to be undervalued at the time of purchase.  These companies typically possess, in the opinion of the portfolio manager, one or more of the following attributes:

•	Business that results in relatively consistent longer-term earning and cash flow growth;
•	Franchise/asset value that may make the company attractive to potential acquirers;
•	Cyclically depressed earnings and/or cash flow that has potential for improvement; or
•	A catalyst that will promote recognition of the company’s undervalued status.

[           ] Principal Investment Strategies

[     ] primarily invests in equity securities of small cap companies.  [     ] uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value.  The strategy invests in stocks that the advisor believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage.  [     ] invests primarily in equity securities of U.S. issuers, which may include companies that are located outside the U.S. but issue equity securities that are publicly traded on a U.S. exchange. From time to time, [     ] allocated portion of the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

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[           ] Principal Investment Strategies

[     ] invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities as represented by the Russell 3000® Index, excluding therefrom the equity securities of the 500 largest capitalized companies.  Of those 2,500 companies, the Russell 2500® Value Index represents those with a less-than-median orientation towards growth.  Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than more growth-oriented securities.  The criterion for the selection of investments shall be the Russell 2500® Value Index.  When deemed appropriate by [     ], [     ] may invest a portion of the assets in the Fund allocated to it in futures contracts for the purpose of acting as a temporary substitute for investment in equity securities included in the Russell 2500® Value Index.  Futures may be used as a means to invest small liquidity balances and accruals.

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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect each Fund’s net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.”  These risks are discussed in more detail below.

Active Management Risk (All Funds).  Significant portions of each Fund are actively managed and their performance therefore will reflect in part the ability of the Sub-advisers to select securities and to make investment decisions that are suited to achieving each Fund’s investment objective.  Due to their active management, the Funds could underperform other mutual funds with similar investment objectives.

American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) Risk (All Funds). ADRs are dollar-denominated depositary receipts typically issued by a U.S. financial institution that evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs are similar to ADRs but represent shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described below. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading markets and GDRs, many of which represent shares issued by companies in emerging markets, may be more volatile. Depositary receipts may be sponsored or unsponsored. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers, and there may not be a correlation between such information and the market value of the depositary receipts.

Currency Risk (All Funds). As a result of each Fund's investments in securities or other investments denominated in, and/or receiving revenues in foreign currencies, each Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk (All Funds).  Each Fund may use derivatives in connection with its investment strategies.  The principal derivatives used by the Funds are futures.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate or index.  The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.  Certain derivatives also expose the Funds to counterpart risk, which is the risk that the other to a derivative contract will not fulfill its contractual obligations.  Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.  With regard to such derivatives, a Fund does not have a claim on the reference assets and is subject to increased counterparty risk.  In addition, a Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.  Certain of each Fund’s transaction in futures and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect the Fund’s after-tax returns.  Investing in derivatives may result in a form of leverage and subject the Funds to leverage risk, which is described below.  The risks of the Fund’s use of futures are discussed in further detail below.

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Equity Risk (All Funds).  Since each Fund purchases equity securities, each Fund is subject to equity risk.  This is the risk that stock prices will fall over short or extended periods of time.  Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles.  Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign Securities (including Emerging Markets) Risk (All Funds).  The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers.  The costs associated with securities transactions are often higher in foreign countries than the United States.  Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

Futures Contracts Risk (All Funds).  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required).  The risks of futures include: (i) leverage risk, which is described below; (ii) correlation or tracking risk; (iii) liquidity risk, which is described below; and (iv) market risk, which is described below.  Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.  Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified.  Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Growth Style Risk (Large Cap Growth Fund and Small/Mid Cap Growth Fund).  The Funds follow an investing style that favors growth investments.  A Fund may invest in equity securities of companies that it believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use differing investing styles.

Investment Company and Exchange-Traded Fund Risk (All Funds).  Investments in open-end and closed-end investment companies, including any ETFs, involve substantially the same risks as investing directly in the instruments held by these entities.  However, the total return from such investments will be reduced by the operating expenses and fees of the Investment Company or ETF. The Funds must also pay their pro rata portion of an investment company’s fees and expenses.  An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect each Fund’s performance.  Shares of a closed-end investment company or ETF may expose the Funds to risks associated with leverage and may trade at a premium or discount to the NAV of the closed-end funds or the ETF’s portfolio securities depending on a variety of factors, including market supply and demand.

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Investment Strategy Risk (All Funds).  There is no assurance each Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Funds may decline, and due to their active management, the Funds may underperform other funds with similar objectives and strategies.

Issuer-Specific Risk (All Funds). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value.

Leverage Risk (All Funds).  Certain Fund transactions, such as its use of futures, may give rise to a form of leverage.  The Funds may be more volatile than if the Funds had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities.  A Fund cannot assure that the use of leverage will result in a higher return on investment, and using leverage could result in a net loss.  In addition, use of leverage by a Fund may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Increases and decreases in the value of a Fund’s portfolio may be magnified when the Fund uses leverage.  Registered investment companies such as the Funds are required to earmark assets to provide asset coverage for certain derivative transactions.

Liquidity Risk (All Funds).  In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling investments securities.  During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time.  Under certain adverse market or economic conditions, a Fund's investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

Market Risk (All Funds).  Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest.  Returns from the securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes.  Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.  Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities.  The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security.  Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Multi-Manager and Multi-Style Management Risk (All Funds).  Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing the Fund’s investment strategies in pursuit of its objective.  To a significant extent, each Fund’s performance will depend on the success of the Adviser’s methodology in allocating each Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Funds.  There can be no assurance that the Adviser or Sub-advisers will be successful in this regard.

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In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, the Funds could experience overlapping security transactions.  Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.  The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Funds invest may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results.  In addition, the Funds may allocate their assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

New Fund Risk (All Funds).  The Funds are new and have no operating history, and there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.  The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

Passive Management Risk (All Funds).  Because the portions of each Fund allocated to [     ] is managed so that its total return closely corresponds with the total return of an index, each Fund faces a risk of poor performance if the index being tracked declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise the index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the index.

Portfolio Turnover Risk (All Funds).  The Funds may buy and sell investments frequently.  A higher portfolio turnover may enhance returns by capturing and holding portfolio gains.  However, it also may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional dividends and capital gains for tax purposes.  These factors may negatively affect the Funds’ performance.

Real Estate Investment Trusts (REITS) Risk (All Funds).  REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Funds, shareholders will not only bear the proportionate share of the expenses of the Funds, but will also indirectly bear similar expenses of underlying REITs.  The Funds may be subject to certain risks associated with the direct investments of the REITs, such as including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.  REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unit holders and may be subject to defaults by borrowers and to self-liquidations.  In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Redemption Risk (All Funds).  The Funds may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.  Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests.  Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining.  This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

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Smaller Company Risk (All Funds). The Funds may invest in securities of small and medium capitalization companies.  While these investments may provide potential for appreciation, these securities can present higher risks than do investments in securities of larger companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Additionally, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Value Style Risk (Large Cap Value Fund and Small/Mid Cap Value Fund).  The Funds follow an investing style that favors value investments.  The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Funds may invest in securities of undervalued companies.  Even though the Funds invest in companies whose securities are believed to be undervalued relative to their underlying profitability, there can be no assurance that the shares of the companies selected for the Funds will appreciate in value.  In addition, many of the stocks in this portfolio are more volatile than the general market.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Investment Adviser

Olive Street Investment Advisers, LLC, 12555 Manchester Road, St. Louis, Missouri 63131 (“Olive Street" or the “Adviser”), serves as investment adviser to the Funds under an investment advisory agreement (the “Advisory Agreement”) with the Bridge Builder Trust (the “Trust”), on behalf of the Funds.  Olive Street is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) and was formed in Missouri in 2012.  As the Adviser, Olive Street has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolio, and subject to review and approval by the Board, sets the Funds’ overall investment strategies.  The Adviser is also responsible for the oversight and evaluation of the Funds’ Sub-advisers and for determining the amount of each Fund's assets to allocate to each Sub-adviser.  Under the Advisory Agreement, the Adviser is entitled to receive a monthly management fee calculated daily and payable monthly equal to 0.44% of the Large Cap Growth Fund’s average daily net assets, 0.44% of the Large Cap Value Fund’s average daily net assets, 0.64% of the Small/Mid Cap Growth Fund’s average daily net assets, and 0.64% of the Small/Mid Cap Value Fund's average daily net assets.  In addition to the foregoing, the Adviser has contractually agreed to waive its management fees for each Fund to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay such Fund’s Sub-Advisers.

A discussion regarding the Board’s considerations in connection with the approval the Advisory Agreement for each Fund will be available in the Funds' first annual or semiannual report to shareholders.

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Fund Expenses

In addition to the advisory fees discussed above, the Funds incur other expenses such as custodian, transfer agency, and interest.

Pursuant to an operating expense limitation agreement between the Adviser and each Fund, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursement to 0.37% for the Large Cap Growth Fund, 0.39% for the Large Cap Value Fund, 0.47% for the Small/Mid Cap Growth Fund, and 0.55% for the Small/Mid Cap Value Fund (each an “Expense Cap”).  Any payment of expenses made by the Adviser (other than advisory fees) is subject to reimbursement by a Fund if requested by the Adviser. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Fund’s Expense Cap.  The Adviser is permitted to be reimbursed for expense payments (other than advisory fees) it made in the prior three fiscal years. A Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of expenses.

The Sub-Advisers

Large Cap Growth Fund

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is registered as an investment adviser with the SEC and was founded in 1970.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is registered as an investment adviser with the SEC and was founded in July 2003.  As of September 30, 2014, [     ] had total assets under management of approximately $5.95 billion, of which approximately $3.7 billion represented assets of mutual funds. [     ] is 75.1% majority employee-owned (14 of 19 full-time employees are equity owners of the firm), with the remaining 24.9% interest owned by Estancia Capital Partners, LP, an operationally oriented specialist private equity fund focused on investing in boutique asset management firms.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] (including its predecessor, [     ].) is registered as an investment adviser with the SEC and was founded in 1969.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the "[     ]Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ]is registered as an investment adviser with the SEC and was founded in 1935.

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Large Cap Value Fund

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is registered as an investment adviser with the SEC and was founded in March 2009 and succeeded to the investment management business of [     ] during 2009. [     ]was founded in December 1994 and began providing investment management services in March 1995.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ]Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ]is registered as an investment adviser with the SEC and was founded in 1979.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is a Delaware limited liability partnership with principal offices at [     ].  [     ] is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  [     ] and its predecessor organizations have provided investment advisory services for over 80 years. As of ___________ __, 2015, [     ] had investment management authority with respect to approximately $___ billion in client assets.

Small/Mid Cap Growth Fund

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is registered as an investment adviser with the SEC and was founded in 1984.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is registered as an investment adviser with the SEC and was founded in 2005.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “Champlain Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is registered as an investment adviser with the SEC and was founded in 2004.

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Small/Mid Cap Value Fund

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is registered as an investment adviser with the SEC and was founded in 1970. As of September 30, 2014, [     ] had $10.8 billion in assets under management.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is a division of [     ], which is a wholly owned subsidiary of [     ]., a Dutch global investment management company (“[     ]”).  [     ] is majority owned by [     ], a diversified financial services company based in Japan.  [     ] is registered as an investment adviser with the SEC and was founded in 2003.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is registered as an investment adviser with the SEC and was founded in 2002.

[           ]

[     ], serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [     ] is a wholly-owned subsidiary of [     ]. [     ] is registered as an investment adviser with the SEC and was founded in 1974.

All Funds

[           ]

[     ], serves as a sub-adviser to each Fund under a sub-advisory agreement (the “[     ] Sub-Advisory Agreement”) with the Adviser on behalf of the Funds.  [     ] is registered as an investment adviser with the SEC and was founded in 1988.

Sub-Adviser Evaluation

The Adviser is responsible for hiring, terminating and replacing Sub-advisers, subject to Board approval.  Before hiring a Sub-adviser, Olive Street performs due diligence on the Sub-adviser, including (but not limited to), quantitative and qualitative analysis of the Sub-adviser’s investment process, risk management, and historical performance.  It is Olive Street’s goal to hire Sub-advisers who it believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle.  Generally, Olive Street selects Sub-advisers who it believes will be able to add value through security selection or allocations to securities, markets or strategies.  Olive Street is responsible for the general overall supervision of the Sub-advisers along with allocating a Fund’s assets among the Sub-advisers as well as rebalancing a Fund’s portfolio as necessary from time to time.

More on Multi-Style Management.  The investment methods used by the Sub-advisers in selecting securities and other investments for the Funds vary.  The allocation of a Fund’s portfolio managed by one Sub-adviser will, under normal circumstances, differ from the allocations managed by the other Sub-advisers of the Fund with respect to, among other things, portfolio composition, turnover, issuer capitalization and issuer financial.  Because selections are made independently by each Sub-adviser, it is possible that one or more Sub-advisers could purchase the same security or that several Sub-advisers may simultaneously favor the same industry or sector.

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The Adviser is responsible for establishing the target allocation of each Fund’s assets to each Sub-adviser and may adjust the target allocations at its discretion.  Market performance may result in allocation drift among the Sub-advisers of a Fund.  The Adviser is also responsible for periodically reallocating the portfolio among the Sub-advisers, the timing and degree of which will be determined by the Adviser at its discretion.  Each Sub-adviser independently selects the brokers and dealers to execute transactions for the allocation of the Fund being managed by that Sub-adviser.

At times, allocation adjustments among Sub-advisers may be considered tactical with over- or under-allocations to certain Sub-advisers based on the Adviser’s assessment of the risk and return potential of each Sub-adviser’s strategy.  Sub-adviser allocations are also influenced by each Sub-adviser’s historical returns and volatility, which are assessed by examining the performance of strategies managed by the Sub-advisers in other accounts that the Adviser believes to be similar to those that will be used for a Fund.

In the event a Sub-adviser ceases to manage an allocation of a Fund’s portfolio, the Adviser will select a replacement Sub-adviser or allocate the assets among the remaining Sub-advisers.  The securities that were held in the departing Sub-adviser’s allocation of the Fund’s portfolio may be allocated to and retained by another Sub-adviser of the Fund or will be liquidated, taking into account various factors, which may include but are not limited to the market for the security and the potential tax consequences.  The Adviser may also add additional Sub-advisers in order to increase a Fund’s diversification or capacity or as otherwise determined by the Adviser to be in the best interests of the Fund.

The Funds and the Adviser have obtained an exemptive order from the SEC that permits the Adviser to act as the manager of managers of the Funds and be responsible for the investment performance of the Funds, since it will allocate the Funds’ assets to the Sub-advisers and recommends hiring or changing Sub-advisers to the Board of Trustees.  The “manager of managers” structure enables the Funds to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The structure does not permit investment advisory fees paid by the Funds to be increased or to materially change the Adviser’s obligations under the Advisory Agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Funds, without shareholder approval.  Furthermore, any sub-advisory agreements with affiliates of the Funds or the Adviser will require shareholder approval.

Multi-Manager Exemptive Order.  As referenced above, the Trust and the Adviser have obtained an exemptive order from the SEC, which permits the Adviser, subject to certain conditions, to select new Sub-advisers with the approval of the Board but without obtaining shareholder approval.  The order also permits the Adviser to change the terms of agreements with the Sub-advisers and to continue the employment of a Sub-adviser after an event that would otherwise cause the automatic termination of services.  The order also permits the Funds to disclose Sub-advisers’ fees only in the aggregate in the SAI.  This arrangement has been approved by the Board of Trustees and each Fund’s initial shareholder.  Within 90 days of retaining a new Sub-adviser, shareholders of the affected Fund(s) will receive notification of any such change.

Sub-Advisers and Portfolio Managers

The Adviser has entered into a sub-advisory agreement with each Sub-adviser.  The Adviser compensates a Fund’s Sub-advisers out of the investment advisory fees it receives from the Fund.  As stated above, the Adviser has contractually agreed to waive its management fees for each Fund to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers.  Each Sub-adviser makes investment decisions for the assets it has been allocated to manage.  The Adviser oversees the Sub-advisers for compliance with the Funds’ investment objectives, policies, strategies and restrictions, and monitors each Sub-adviser’s adherence to its investment style.  The Board of Trustees supervises the Adviser and the Sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination, and replacement of Sub-advisers recommended by the Adviser.

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A discussion regarding the Board’s considerations in connection with the approval of the investment sub-advisory agreements between the Adviser and the respective Sub-advisers for each Fund will be available in the Fund’s first annual or semi-annual report to shareholders.

The following provides additional information about each Sub-adviser and the portfolio managers who are responsible for the day-to-day management of each Sub-adviser’s allocated portion of a Fund.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Funds.

Large Cap Growth Fund
Sub-adviser	Portfolio Managers	Length of Service to the Large Cap Growth Fund	Business Experience During the Past Five Years
[ ]	[ ]	Since inception	Founding Principal and portfolio manager/analyst at [ ]
	[ ]	Since inception	Founding Principal and portfolio manager/analyst at [ ]
	[ ]	Since inception	Founding Principal and portfolio manager/analyst at [ ]
[ ]	[ ]	Since inception	Managing Director and Head of Growth Equity at [ ] since 2003
	[ ]	Since inception	Managing Director and Large Cap Growth Equity Portfolio Manager
[ ]	[ ]	Since inception	Partner and Portfolio Manager
	[ ]	Since inception	Partner and Portfolio Manager
[ ]	[ ]	Since inception	Portfolio Manager/Analyst
	[ ]	Since inception	Portfolio Manager/Analyst
	[ ]	Since inception	Portfolio Manager/Analyst
	[ ]	Since inception	Portfolio Manager/Analyst
[ ]	[ ]	Since inception	Managing Director
	[ ]	Since inception	Managing Director
	[ ]	Since inception	Managing Director

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Large Cap Value Fund
Sub-adviser	Portfolio Managers	Length of Service to the Large Cap Value Fund	Business Experience During the Past Five Years
[ ]	[ ]	Since inception	Managing Director and Portfolio Manager
	[ ]	Since inception	Managing Director and Portfolio Manager
	[ ]	Since inception	Managing Director and Portfolio Manager Mr. [ ] has provided notice that he intends to retire in September 2016.
	[ ]	Since inception	Portfolio Manager since September 2013; Associate Portfolio Manager from February 2012 to September 2013; Analyst prior to February 2012
[ ]	[ ]	Since inception	Portfolio Manager with [ ]
	[ ]	Since inception	Assistant Portfolio Manager with [ ] since 2014; Equity Analyst (2008-2014)
	[ ]	Since inception	Assistant Portfolio Manager with [ ] since 2014; Equity Analyst (2010-2014); Senior Portfolio Analyst with Highland Capital Management prior to 2010
[ ]	[ ]	Since inception	Senior Managing Director, Equity Portfolio Manager
[ ]	[ ]	Since inception	Managing Director
	[ ]	Since inception	Managing Director
	[ ]	Since inception	Managing Director

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Small/Mid Cap Growth Fund
Sub-adviser	Portfolio Managers	Length of Service to the Small/Mid Cap Growth Fund	Business Experience During the Past Five Years
[ ]	[ ]	Since inception	Portfolio Manager since 2014; Co-Portfolio Manager and Senior Vice President at Sentinel Investments from 2004 to 2012
	[ ]	Since inception	Portfolio Manager; Co- Portfolio Manager at Sentinel Investments from 2005 to 2012
	[ ]	Since inception	Portfolio Manager since 2014; Co-Portfolio Manager at Sentinel Investments from 2011 to 2012; Equity Analyst at Sentinel Investments from 2005 to 2011
[ ]	[ ]	Since inception	Portfolio Manager
	[ ]	Since inception	Portfolio Manager
	[ ]	Since inception	Portfolio Manager
	[ ]	Since inception	Portfolio Manager
[ ]	[ ]	Since inception	Chief Investment Officer and Managing Partner
[ ]	[ ]	Since inception	Managing Director
	[ ]	Since inception	Managing Director
	[ ]	Since inception	Managing Director

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Small/Mid Cap Value Fund
Sub-adviser	Portfolio Managers	Length of Service to the Small/Mid Cap Value Fund	Business Experience During the Past Five Years
[ ]	[ ]	Since inception	Senior Portfolio Manager, [ ] (since 2006)
	[ ]	Since inception	Senior Portfolio Manager, [ ] (since 2013); Director, KKR&Co. (2003-2013)
	[ ]	Since inception	CEO/CIO, [ ] (since 1999)
	[ ]	Since inception	Senior Portfolio Manager, [ ] (since 2003)
[ ]	[ ]	Since inception	Portfolio Manager
[ ]	[ ]	Since inception	Managing Director and Lead Portfolio Manager
[ ]	[ ]	Since inception	Portfolio Manager
	[ ]	Since inception	Portfolio Manager
	[ ]	Since inception	Portfolio Manager
[ ]	[ ]	Since inception	Managing Director
	[ ]	Since inception	Managing Director
	[ ]	Since inception	Managing Director

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Each Fund sells its shares at NAV.  NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

In calculating NAV, each Fund generally values its investment portfolio at market price.  When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on the National Association of Securities Dealers Automated Quotations (NASDAQ)) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the mean between last bid and ask price on such day.  The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price.

Fair Value Pricing

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before a Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board of Trustees, employ “fair value” pricing of securities.  Fair value determinations are made in good faith in accordance with Board-approved procedures.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions.  Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures.  While the Funds’ use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that any fair value price will, in fact, approximate the amount the Funds would actually realize upon the sale of the securities in question.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

How to Buy Shares

Orders to purchase shares must be placed directly with Edward D. Jones & Co., L.P. (“Edward Jones”), which is registered with the SEC as a broker-dealer, and investment adviser, or your local Edward Jones financial advisor.  Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), an investment advisory program or asset-based fee program sponsored by Edward Jones.  Trustees of the Trust may also purchase shares as determined by the Adviser. There are no minimum initial or subsequent investment amount requirements for the Funds.  Edward Jones reserves the right to reject purchase orders or to stop offering Fund shares without notice.  No order will be accepted, unless Edward Jones has received and accepted a signed Advisory Solutions Client Agreement.  Payment for shares must be received by Edward Jones within three business days after the order is placed in good order.  The Funds do not issue share certificates.

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Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act.  The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, the Adviser, and Edward Jones to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When setting up an Advisory Solutions account, you will be required to supply Edward Jones with your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, Edward Jones may temporarily limit any security purchases, including in the Funds.  In addition, Edward Jones may close an account if it is unable to verify a shareholder’s identity.  As required by law, Edward Jones may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  Corporate, trust and other entity accounts require further documentation.

If Edward Jones does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.  Any exceptions are reviewed on a case-by-case basis.

How to Sell Shares

Orders to sell or “redeem” shares must be placed directly with Edward Jones or your local Edward Jones financial advisor.  All redemption requests accepted by Edward Jones before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, a Fund may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your participation in Advisory Solutions and/or are no longer an eligible shareholder, your shares in the Funds may be subject to compulsory redemption by the Funds.  The Funds have the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to an account holder at Edward Jones for up to seven days, as permitted by law.  Redemption proceeds held in an investor’s brokerage account generally will not earn any income, and Edward Jones may benefit from the use of temporarily uninvested funds.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Funds receive your redemption request.  The Funds may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons.  More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.

Your redemption proceeds will be deposited in your Advisory Solutions account unless you instruct otherwise.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

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The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  It is unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

Electronic Delivery.  It is each Fund’s policy to deliver documents electronically whenever possible.  You may choose to receive Fund documents electronically rather than hard copy by signing up for e-delivery for your Advisory Solutions account with Edward Jones at www.edwardjones.com/accountaccess.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Payments to Edward Jones.  Every Advisory Solutions account pays asset-based fees to Edward Jones for investment advisory services which varies based on the amount of money in your account.  Please refer to your updated Edward Jones Advisory Solutions® Brochure for more information about payments to Edward Jones for investment management services related to your Advisory Solutions account.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

Frequent purchases and redemptions of Fund shares may interfere with the efficient management of each Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on a Fund’s long-term shareholders.  For example, in order to handle large flows of cash into and out of a Fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective.  Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a Fund’s performance.  In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of a Fund’s portfolio securities.

Because of the potential harm to the Funds and their long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques.  Under these policies and procedures, the Funds may limit additional purchases of Fund shares by shareholders whom the Adviser reasonably believes to be engaged in these excessive trading activities.  The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares.  For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Funds reserve the right to reject any purchase of Fund shares with or without prior notice to the account holder.  In cases where surveillance of a particular account establishes what the Adviser reasonably believes to be actual market timing activity, the Funds will seek to block future purchases and exchanges of Fund shares by that account.  Where surveillance of a particular account indicates activity that the Adviser reasonably believes could be either excessive or for legitimate purposes, the Funds may seek to block future purchases and exchanges of Fund shares by that account or permit the account holder to justify the activity.  Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur.

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The policies apply to any account, whether an individual account or accounts with financial intermediaries, such as investment advisers, introducing brokers and retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds.  However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary’s customers.

DIVIDENDS AND DISTRIBUTIONS

All of the Funds, except for the Large Cap Value Fund, will make distributions of dividends and capital gains, if any, at least annually.  The Large Cap Value Fund will make distributions of dividends and capital gains, if any, at least quarterly.  The Funds may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

All distributions will be reinvested in shares of the Funds.  Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

TAX CONSEQUENCES

The Funds have elected and intend to continue to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.  As regulated investment companies, the Funds will not be subject to federal income tax if they timely distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.

The Funds generally intend to operate in a manner such that they will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  Each Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  Each Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital.  Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

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The Funds may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax.  Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Funds will mail you, or provide Edward Jones as sponsor of Advisory Solutions, reports containing information about the income tax classification of distributions paid during the year.  Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), are subject to a new 3.8% Medicare contribution tax that applies to "net investment income," including interest, dividends and capital gains received from the Fund.

The Funds (or their administrative agent) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date.  In addition, the Funds are also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  For each sale of Fund shares the Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average basis. In the absence of an election, a Fund will use the default cost basis method which if applicable, will be provided to you by your financial adviser in a separate communication.  The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.  The requirement to report the gross proceeds from the sale of Fund shares continues to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

Shareholders also should carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period, or other adjustments that are required when reporting these amounts on their federal income tax returns.

For further information about the tax effects of investing in the Funds, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Funds have not commenced operations prior to the date of this Prospectus.

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PRIVACY NOTICE

This information is not part of the Prospectus

BRIDGE BUILDER TRUST

PRIVACY NOTICE

FACTS	What Does the Bridge Builder Trust ("Bridge Builder") Do with Your Personal Information?
Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

* Social Security number                                               * Investment experience
* Account transactions                                                 * Risk tolerance
* Transaction history                                                     * Account transactions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No

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For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Bridge Builder collect my personal information?

We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness
* Affiliates from using your information to market to you
* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us.  Olive Street is a wholly owned subsidiary of The
Jones Financial Companies, L.L.L.P. ("JFC"), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

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Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. * Bridge Builder does not currently engage in joint marketing efforts.

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Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”):  The SAI provides additional details about the investments and techniques of each Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports:  Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders.  The Funds’ annual report will contain a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ first fiscal year.

You can obtain free copies of these documents, request other information and discuss your questions about the Funds by contacting the Funds at:

Bridge Builder Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-855-823-3611
www.bridgebuildermutualfunds.com

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the SEC, 100 “F” Street N.E., Washington, D.C.  20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Funds are also available:

▪	Free of charge from the Funds’ website at www.bridgebuildermutualfunds.com.
▪	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
▪	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
▪	For a fee, by e-mail request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22811.)

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SUBJECT TO COMPLETION DATED December 17, 2014
The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
___________, 2015

Bridge Builder Trust
BRIDGE BUILDER LARGE CAP GROWTH FUND
Ticker Symbol: [  ]

BRIDGE BUILDER LARGE CAP VALUE FUND
Ticker Symbol:  [  ]

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Ticker Symbol:  [  ]

BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Ticker Symbol:  [  ]

12555 Manchester Road
St. Louis, MO 63131
1.855.823.3611
www.bridgebuildermutualfunds.com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “ Small/Mid Cap Growth Fund”) and the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”) (together, the “Funds”), each a series of Bridge Builder Trust (the “Trust”) dated _______, 2015, advised by Olive Street Investment Advisers, LLC (the “Adviser”).  Copies of the Funds’ Prospectus are available at www.bridgebuildermutualfunds.com or by calling the above number.  The Adviser has retained certain investment managers as Sub-advisers (each a “Sub-adviser,” and, collectively, the “Sub-advisers”), each responsible for portfolio management of a portion of each of the Fund’s total assets.

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust may also issue separate classes of shares of any series.  Currently, the Trust consists of five series, one of which is offered by a different prospectus and SAI.  Each Fund offers one class of shares.  The Board may from time to time issue other series (and multiple classes of such series), the assets and liabilities of which will be separate and distinct from any other series.

The Large Cap Growth Fund, the Large Cap Value Fund, the Small/Mid Cap Growth Fund and the Small/Mid Cap Value Fund have not commenced operations as of the date of this SAI.

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at sec.gov.

INVESTMENT STRATEGIES, POLICIES, SECURITIES AND INVESTMENTS AND RISKS

Pursuant to the names rule of Rule 35d-1 under the 1940 Act (the “Names Rule”), the Large Cap Growth Fund and the Large Cap Value Fund have each adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of their net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies with economic characteristics similar to securities of large capitalization companies.  Pursuant to the Names Rule, the Small/Mid Cap Growth Fund and the Small/Mid Cap Value Fund have each adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of their net assets (plus the amount of borrowings for investment purposes) in the securities of small- and mid-capitalization companies and other instruments, such as certain investment companies with economic characteristics similar to securities of small and mid-capitalization companies.  Shareholders will receive at least 60 days’ notice of any change to a Fund’s non-fundamental policy complying with the Names Rule.

Each Fund is diversified.  This means that with respect to 75% of its total assets, a Fund may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security.  However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws.

The investment objectives, policies, strategies, risks and limitations discussed in this SAI may be changed without shareholder approval unless otherwise noted.

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The following are descriptions of the permitted investments and investment practices of the Funds and the associated risk factors.  A Fund may purchase any of these instruments and/or engage in any of these investment practices unless such investment activity or practice is directly inconsistent with, or not permitted by, a specific Fund investment policy as stated below or in the Fund’s prospectus.  A Fund is free to reduce or eliminate its activity in any of these areas.  A Fund will only purchase an investment and/or engage in any of the below investment practices if such investment or investment practices is determined to be advantageous to the Fund by the Adviser and/or Sub-advisers.

Equity Securities

The Funds will purchase equity securities, including common stock.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may fluctuate substantially from day-to-day.  Owning an equity security that currently pays dividends can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Such companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources, or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions can decrease the value and liquidity of securities held by a Fund.  As a result, the performance of small- and medium-sized securities can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund and cause the Fund to lose money.

Common Stock.  Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, although they may carry limited voting rights. Preferred stocks also normally have preference over the corporation’s assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate and may entitle the holder to acquire the issuer’s stock by exchange or purchase for a predetermined rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.  Preferred stock is subject to many of the same risks as common stock and debt securities.

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Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.  Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.  When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Depositary Receipts.  American Depositary Receipts ("ADRS"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer.  Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities, which are discussed below.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer.  Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.  Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S.  While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility.  Holders of unsponsored depositary receipts generally bear all the costs of the facility.  The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

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Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement.  The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders.  With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers, and depositary receipts are subject to many of the risks associated with investing directly in foreign securities, which are discussed below.

Initial Public Offerings (“IPOs”). The Funds may invest a portion of its assets in equity securities of companies offering shares in IPOs.  Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs.  If a Fund were to sell IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders.  In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time.  The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.  Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The limited number of shares available may also mean that to the extent a Fund seeks to invest in IPOs, it could be unable to invest to the extent desired because, for example, only a small portion of the securities being offered in the IPO are available to a Fund.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies.  These companies may have limited operating histories and their prospects for profitability may be uncertain.  These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

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Illiquid Securities

The Funds may not purchase an investment if, as a result, more than 15% of the value of their net assets would be invested in illiquid securities.  The Adviser and Sub-advisers will monitor the amount of illiquid securities in the Funds, under the supervision of the Board, to ensure compliance with this investment restriction.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable.  Limitations on resale may have an adverse effect on the marketability of the securities, and the Funds might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.   Because of their illiquid nature, illiquid securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, each Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that a Fund may ultimately realize upon its sale or disposition.

Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, a Sub-adviser, pursuant to procedures adopted by the Board, may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.

Exchange-Traded Funds (“ETFs”) and Other Registered Investment Companies

Each Fund may invest in exchange-traded funds (“ETFs”), which are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents, in most cases, a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.  ETFs are also subject to other risks, including the risk that their prices may not correlate perfectly with changes in the underlying index and the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable.  An exchange-traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies, subject to certain exceptions.

Despite the possibility of greater fees and expenses, investments in other investment companies may nonetheless be attractive for several reasons, especially in connection with foreign investments.  Investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Funds to invest in such countries.  In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds investments in that country may be more effective than investing directly in issuers in that country.

The 1940 Act generally prohibits the Funds from investing more than 5% of the value of its total assets in any one registered investment company or more than 10% of the value of its total assets in registered investment companies as a group, and also restricts its investment in any registered investment company to 3% of the voting securities of such investment company.  There are exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.  In particular, SEC rules allow the Funds to invest in money market funds in excess of the limits described above.

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The Funds may invest in other investment companies, including those managed by the Adviser or a Sub-adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Money Market Mutual Funds.  Each Fund may under certain circumstances invest a portion of its assets in money market funds.  However, an investment in a money market mutual fund will involve payment by a Fund of its pro rata share of advisory and other fees charged by such fund.

Foreign Securities

Each Fund may invest in securities issued by foreign governments and corporations, including emerging market securities. The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or exchange traded funds (“ETFs”) (generally “foreign securities”).  Investing in foreign securities generally involves more risk than investing in U.S. securities.  Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less or different government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of the Funds held in foreign countries.

The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Funds may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures). Furthermore, there is the risk of possible seizure, nationalization, or expropriation of the foreign issuers or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls. Investments in foreign government debt obligations also involve special risks.  The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Funds may have limited legal resources in the event of default.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

Dividends and interest payable on the Funds’ foreign securities may be subject to foreign withholding tax. The Funds may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Funds of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Funds, under U.S. tax law, they will reduce the net return to the Funds’ shareholders.

Foreign Securities Traded in the United States. The Funds may own foreign equity securities that are traded in the United States and denominated in United States dollars.  They also may be issued originally in the United States.  There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors.

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Emerging Markets Securities. In addition, the Funds may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation; the mechanics of repatriations may delay or impede the Funds’ ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations.

Foreign Currency Risk.  While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies.  Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency.   Some of the factors that may impair the investments denominated in a foreign currency are:

▪	It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

▪	Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

▪
Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

▪
There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

▪
Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

▪
The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Real Estate Securities

Real Estate Investment Trusts (“REITs”).  The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.  Like Regulated Investment Companies (“RICs”) such as the Funds, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code").  Each Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the Fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default.  REITs, and mortgage REITs in particular, are also subject to interest rate risk.

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Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. Credit risk refers to the possibility that the borrower will be unable and/or unwilling to make timely interest payments and/or repay the principal on the loan to a mortgage REIT when due. Mortgage REITs are subject to significant interest rate risk. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down. When the general level of interest rates goes down, the value of a mortgage REIT’s investment in fixed rate obligations goes up. Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk. Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT. Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield. Additionally, rising interest rates may cause the duration of a mortgage REIT’s investments to be longer than anticipated and increase such investments’ interest rate sensitivity.

REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes or may require the Fund to accrue and distribute income not yet received.  In addition, distributions attributable to REITs made by a Fund to Fund shareholders will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Borrowing and Other Forms of Leverage

The Funds may borrow money for investment purposes to the extent permitted by its investment policies and restrictions and applicable law.  When the Funds borrow money or otherwise leverage their portfolio, the value of an investment in the Funds will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s holdings. The Funds may also borrow money for temporary emergency purposes.

The Funds may establish lines of credit with certain banks by which they may borrow funds for temporary or emergency purposes. The Funds may use lines of credit to meet large or unexpected redemptions that would otherwise force the Funds to liquidate securities under circumstances which are unfavorable to the Funds’ remaining shareholders.  The Funds may be required to pay fees to the banks to maintain the lined of credit; which would increase the cost of borrowing over the stated interest rate.

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Cash Position

The Funds do not always stay fully invested in bonds or equities.  When a Sub-adviser believes that market conditions are unfavorable for profitable investing, or when a Sub-adviser is otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase.  Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities.  However, the Funds' Adviser or Sub-adviser(s) may also temporarily increase a Fund’s cash position to protect its assets, maintain liquidity, or during periods when transitioning Fund assets from one Sub-adviser to another Sub-adviser.  Partly because each of the Sub-advisers acts independently of each other, the cash positions of a Fund may vary significantly.

When the Funds' investments in cash or similar investments increase, such Funds may not participate in market advances or declines to the same extent that it would if the Funds remained more fully invested in stocks or bonds.

Short-Term Investments

The Funds may invest without limitation in any of the following short-term securities and instruments:

Bank Obligations.  Obligations including bankers’ acceptances, commercial paper and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of Deposit, and Time Deposits. The Funds may hold certificates of deposit and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.    The Funds may invest in Certificates of Deposit in amounts up to the $250,000 per bank Federal Deposit Insurance Corporation ("FDIC") limit.  Each Fund may invest up to 15% or less of the Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate.

Commercial Paper and Short-Term Notes. Each Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc.©, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

Other Short-Term Obligations.  Debt securities initially issued with a remaining maturity of 397 days or less and that have a short-term rating within ratings categories of at least A-1 by S&P or P-1 by Moody’s.

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Other Corporate Debt Securities

The Funds may invest in non-convertible debt securities of foreign and domestic companies over a cross-section of industries.  The debt securities in which the Funds may invest will be of varying maturities and may include corporate bonds, debentures, notes and other similar corporate debt instruments.  The value of a longer-term debt security fluctuates more widely in response to changes in interest rates than do shorter-term debt securities.

Municipal Securities

The Funds may invest in municipal securities.  Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions.  In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities.  Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power.  Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets.  Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.  The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

U.S. and Foreign Government Obligations

The Funds may invest in U.S. Government obligations including Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association (“SLMA”).

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

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The Funds may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  A government could default on its sovereign debt obligations.  This risk of default is higher in emerging markets.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Variable Rate Demand Notes

The Funds may purchase taxable or tax-exempt variable rate demand notes for short-term cash management or other investment purposes. Variable rate demand notes may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a variable demand note may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Floating Rate Securities

The Funds may purchase floating rate securities. A floating rate debt security has a rate of interest which is usually established as the sum of a base lending rate (e.g., the London Inter-Bank Offered Rate (LIBOR), the U.S. Prime Rate, the Prime Rate of a designated U.S. bank or the certificate of deposit rate) plus a specified margin.  The interest rate on prime rate-based loans and securities floats periodically as the prime rate changes.  The interest rate on LIBOR-based and CD-based loans and securities is reset periodically, typically at regular intervals ranging between 30 days and one year.  Certain floating rate securities will permit the borrower to select an interest rate reset period of up to one year.  Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.  In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Inverse Floaters

The Funds may purchase inverse floaters. An inverse floater is a type of instrument that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index.  Inverse floaters are typically created by a broker depositing an income-producing instrument, which may be a mortgage-backed security, in a trust.  The trust in turn issues a variable rate security and inverse floaters.  The interest rate for the variable rate security is typically determined by an index or an auction process, while the inverse floater holder receives the balance of the income from the underlying income-producing instrument less an auction fee.  Because inverse floaters may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short term interest rate) the market prices of inverse floaters may be highly sensitive to changes in interest rates and in prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change.  The returns on inverse floaters may be leveraged, increasing substantially the volatility and interest rate sensitivity.

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Zero-Coupon and Payment-in-Kind Bonds

The Funds may invest in so-called zero-coupon bonds and payment-in-kind bonds.  Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Funds are required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. Thus, it may be necessary at times for the Funds to liquidate other investments in order to satisfy its distribution requirements under the Code.

Risks of Investing in Debt Securities

There are a number of risks generally associated with a Fund's an investments in debt securities (including convertible securities).  Yields on short-, intermediate-, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.  The market prices of debt securities usually vary, depending upon available yields.  An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments.  The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

Taxes. The Funds may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code.) Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, a Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Risks of Investing in Lower-Rated Debt Securities

Each Fund may invest up to 5% of its assets (measured at the time of purchase) in securities deemed to be below investment grade (“lower-rated” or “junk bonds”).  If securities held by a Fund were investment grade at the time of purchase but are subsequently downgraded to below investment grade, causing the Fund to hold more than 5% in non-investment grade securities, the Fund is not required to sell non-investment grade securities; however, the Fund is prohibited from making further purchases of non-investment grade securities.  Similarly, if the market value of non-investment grade securities in a Fund exceeds 5% of the Fund’s total assets due to market fluctuation, the Fund is not required to sell non-investment grade securities, although it is prohibited from making further purchases of non-investment grade securities.

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Sensitivity to Interest Rate and Economic Changes.  The economy and interest rates affect lower-rated debt securities differently from other securities.  For example, the prices of lower-rated bonds have often been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated bonds and the Fund’s asset values.

Payment Expectations.  Lower-rated bonds present certain risks based on payment expectations. For example, lower-rated bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a lower-rated bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets.  If a Fund experiences unexpected net redemptions, it may be forced to sell its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of lower-rated bonds, and this may impact a Sub-adviser’s ability to accurately value lower-rated bonds and a Fund’s assets and hinder a Fund’s ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated bonds, especially in a thinly traded market.

Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated bonds.  However, credit ratings are not absolute measures of credit quality and do not reflect all potential market risks.  Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Sub-adviser must monitor the issuers of lower-rated bonds in a Fund’s portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so the Fund can meet redemption requests.  The Funds will not necessarily dispose of a portfolio security when its rating has been changed.

Risks of Investing in Distressed Companies

From time to time, the Funds may purchase the direct indebtedness of various companies (“Indebtedness”), or participation interests in Indebtedness (“Participations”), including Indebtedness and Participations of reorganizing companies.  Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors.  Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company.  The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, the Funds in effect step into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing.  Indebtedness purchased by the Funds may be in the form of loans, notes or bonds.

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The length of time remaining until maturity on the Indebtedness is one factor the Sub-advisers consider in purchasing a particular Indebtedness.  Indebtedness which represents a specific Indebtedness of the company to a bank is not considered to be a security issued by the bank selling it.  The Funds may purchase loans from national and state chartered banks as well as foreign banks, and they normally invest in the Indebtedness of a company which has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

Participations represent fractional interests in a company’s Indebtedness.  The financial institutions that typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank, which are known as “supranational organizations.”  Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development.  Indebtedness and Participations may be illiquid as described below

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities

The Funds may purchase asset-backed, mortgage-related, and mortgage-backed securities. Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, receivables from credit card agreements, company receivables or other assets. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. The Funds may invest in any such instruments or variations as may be developed, to the extent consistent with its investment objectives and policies and applicable regulatory requirements. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans and is likely to experience substantial prepayments.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event, the Funds may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

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Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods.

The Funds may also invest in hybrid ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of locking in attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for certain investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

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Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on each Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. Principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets. For the purposes of the Funds' concentration policy, asset-backed securities (a) do not represent interests in any particular “industry”; and (b) will be classified in a consistent manner deemed reasonable by the Fund.

Collateralized bond obligations (CBOs), collateralized loan obligations (CLOs), and other CDOs. A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed income securities, such as high yield bonds; privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as "the collateral."  CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants' perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which the Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches,  as well as risks related to the complexity of the security and its structure.

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Federal, state and local government officials and representatives as well as certain private parties have proposed actions to assist homeowners who own or occupy property subject to mortgages.  Certain of those proposals involve actions that would affect the mortgages that underlie or relate to certain mortgage-related securities, including securities or other instruments which the Funds may hold or in which they may invest.  Some of those proposals include, among other things, lowering or forgiving principal balances; forbearing, lowering or eliminating interest payments; or utilizing eminent domain powers to seize mortgages, potentially for below market compensation.  The prospective or actual implementation of one or more of these proposals may significantly and adversely affect the value and liquidity of securities held by a Fund and could cause the Fund’s net asset value to decline, potentially significantly.  Tremendous uncertainty remains in the market concerning the resolution of these issues; the range of proposals and the potential implications of any implemented solution are impossible to predict.

Collateralized Mortgage Obligations (CMOs) and Multiclass Pass-Through Securities.  CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities.  CMOs may be collateralized by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), or Federal Home Loan Mortgage Corporation (“Freddie Mac”) certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Mortgage Assets may be collateralized by commercial or residential uses. Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, may require a Fund to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of mortgage pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit (REMIC). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. Although CMOs and REMICs differ in certain respects, characteristics of CMOs described below apply in most cases to REMICs, as well.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a tranche, is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be stripped mortgage securities. For more information on stripped mortgage securities, see “Stripped Mortgage Securities” below.

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The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

CMO Residuals.  CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  The cash flow generated by the mortgage assets underlying a series of a CMO is applied first to make required payments of principal and interest on the securities or certificates issued by the CMO and second to pay the related administrative expenses and any management fee of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets.  The yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  The Fund may fail to recoup fully its initial investment in a CMO residual.  CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act.  CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid.”

Government Mortgage Pass-Through Securities.  The Funds may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a pass-through of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which the Funds may invest include those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. Fannie Mae is a federally chartered, privately owned corporation and Freddie Mac is a corporate instrumentality of the United States. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

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Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages.  These certificates are, in most cases, modified pass-through instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

The Housing and Economic Recovery Act of 2008 (“HERA”) authorized the Secretary of the Treasury to support Fannie Mae, Freddie Mac, and the Federal Home Loan Banks (“FHLBs”) (collectively, the “GSEs”) by purchasing obligations and other securities from those government-sponsored enterprises. HERA gave the Secretary of the Treasury broad authority to determine the conditions and amounts of such purchases.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for Fannie Mae and Freddie Mac.

In connection with the conservatorship, the U.S. Treasury, exercising powers granted to it under HERA, entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock.  On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion.  The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.  On December 24, 2009, the U.S. Treasury announced further amendments to the SPAs which included additional financial support for each GSE through the end of 2012 and changes to the limits on their retained mortgage portfolios.  Although legislation has been enacted to support certain GSEs, including the FHLBs, Freddie Mac and Fannie Mae, there is no assurance that GSE obligations will be satisfied in full, or that such obligations will not decrease in value or default.  It is difficult, if not impossible; to predict the future political, regulatory or economic changes that could impact the GSEs and the values of their related securities or obligations.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPA is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

On August 17, 2012, the U.S. Treasury announced that it was again amending the SPA to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment.  Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion.  At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired – Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.

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Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s available assets. The future financial performance of Fannie Mae and Freddie Mac is heavily dependent on the performance of the U.S. housing market.

In the event of repudiation, the payments of interest to holders of Fannie Mae, or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed security holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Private Mortgage Pass-Through Securities.  Private mortgage pass-through securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, and are subject to greater complexity and risk of loss.

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Mortgage Assets often consist of a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities hence they may be more sensitive to the performance of fewer Mortgage Assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool.  This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.  The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security.

Stripped Mortgage Securities.  Stripped mortgage securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.  Stripped mortgage securities not issued by Federal Agencies will be treated by the Fund as illiquid securities so long as the staff of the SEC maintains its position that such securities are illiquid.  Stripped mortgage securities issued by Federal Agencies generally will be treated by the Funds as liquid securities under procedures adopted by the Funds and approved by the Board.

Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets.  A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class.  The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets.  A slower than expected rate of principal payments may have an adverse effect on a PO class security’s yield to maturity.  If the underlying mortgage assets experience slower than anticipated principal repayment, a Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, a Fund may fail to fully recoup its initial investment in these securities.

The Funds may purchase stripped mortgage securities for income, or for hedging purposes to protect their portfolios against interest rate fluctuations.  For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

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Mortgage Dollar Rolls.  The Funds may enter into mortgage dollar rolls with a bank or a broker-dealer.  A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount.  While the Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities.  The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes.

Forward Commitments and Dollar Rolls.  The Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if each Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if each Fund enters into offsetting contracts for the forward sale of other securities it owns.  In the case of to-be-announced (“TBA”) mortgage purchase commitments, the unit price and the estimated principal amount are established when each Fund enters into a contract, with the actual principal amount being within a specified range of the estimate.  TBA mortgages shall not exceed 20% of each Fund’s net assets.  TBA mortgage purchase commitments and TBA mortgage sell commitments may be netted against one another for purposes of calculating this 20% threshold.  Additionally, each Fund will segregate or earmark liquid assets for these net obligations in an amount sufficient to cover its net obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, the Funds rely on the dealer to consummate the sale.  The dealer’s failure to do so may result in the loss to the Funds of an advantageous yield or price.  Although the Funds will generally enter into forward commitments with the intention of acquiring securities for their portfolios, each Fund may dispose of a commitment prior to settlement if a Sub-adviser deems it appropriate to do so.  The Funds may realize short-term profits or losses upon the sale of forward commitments.

The Funds may enter into TBA sale commitments to hedge portfolio positions or to sell securities owned under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security.  If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The Funds may enter into mortgage dollar roll transactions (generally using TBAs) in which they sell a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time.  By engaging in a dollar roll transaction, the Funds forego principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Funds would also be able to earn interest on the proceeds of the sale before they are reinvested.  The Funds account for dollar rolls as purchases and sales.  Dollar rolls may be used to create investment leverage and may increase the Funds' risk and volatility.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the Funds are obligated to purchase may decline below the purchase price.  In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Funds may be adversely affected.

Each Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund.

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Inflation-Protected Securities

The Funds may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation.  The Funds may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers.  U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, a Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate.  If a Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation.  A Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal and, therefore, subject the Fund to counterparty risk with respect to the issuer. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is calculated by the U.S. Treasury and is currently tied to the CPI-U.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. Government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, a Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a RIC and to eliminate any fund-level income tax liability under the Code.

Private Investments

Private Placement and Restricted Securities.  The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Funds could find it more difficult to sell such securities when a Sub-adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing each Fund’s net asset value.

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While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Funds may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a Fund's Valuation Committee will play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.

Redeemable Securities.  Certain securities held by the Funds may permit the issuer at its option to call or redeem its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Hybrid Securities

The Funds may acquire hybrid securities.  A third party or Sub-adviser may create a hybrid security by combining an income-producing debt security (“income producing component”) and the right to receive payment based on the change in the price of an equity security (“equity component”).  The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The equity component is achieved by investing in securities or instruments such as cash-settled warrants to receive a payment based on whether the price of a common stock surpasses a certain exercise price.  A hybrid security comprises two or more separate securities, each with its own market value. Therefore, the market value of a hybrid security is the sum of the values of its income-producing component and its equity component.

Structured Investments.  A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

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Repurchase Agreements. The Funds may enter into repurchase agreements and reverse repurchase agreements.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase.  In either case, the income to the Funds is unrelated to the interest rate on the security itself.  The Fund swill generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the security.  If a court characterizes the transaction as a loan, and a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser or Sub-adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, each Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 102% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), each Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully, as such term is defined in the 1940 Act and the Rules thereunder.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price.  Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund typically will segregate or “earmark” assets determined to be liquid, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. With respect to reverse repurchase agreements in which banks are counterparties, a Fund may treat such transactions as bank borrowings, which would be subject to the Fund’s limitations on borrowings.

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Derivatives

Some of the instruments in which the Funds may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index.  These instruments include futures contracts, forward contracts, swap agreements and similar instruments.  The market value of derivative instruments and securities sometimes may be more volatile than those of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivative instruments may expose the Funds to the credit risk of its counterparty. In the event the counterparty to such a derivative instrument becomes insolvent, a Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency that is the subject of the hedge, or that a particular derivative position will be available when sought by the Sub-adviser.  While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.  Use of derivatives and other forms of leverage by a Fund may require the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Increases and decreases in the value of a Fund’s portfolio may be magnified when the Fund uses leverage. Certain derivatives may create a risk of loss greater than the amount invested.

Forward Contracts. The Funds may invest in forward contracts for speculative or hedging purposes. A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value.  Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.  Under definitions recently adopted by the CFTC and SEC, many non-deliverable foreign currency forwards will be considered swaps for certain purposes, including determination of whether such instruments need to be exchange-traded and centrally cleared.  These changes are expected to reduce counterparty/credit risk as compared to bi-laterally negotiated contracts.

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Open positions in forwards will be covered by the segregation or “earmarking” of assets determined to be liquid, and are marked to market daily, if required by the 1940 Act.

Futures Contracts.  The Funds may purchase futures contracts (“financial futures”). There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select a Fund’s fixed income investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that a Fund will be able to enter into closing transactions.

The Funds may enter into futures contracts on other underlying assets or indexes, including physical commodities and indexes of physical commodities.

At any time prior to expiration of a futures contract, a Fund may seek to close the position by taking an opposite position which would typically operate to terminate the Fund’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to a Fund and the Fund realizes a loss or gain.

When purchasing a futures contract, each Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  When selling a futures contract, each Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid that are equal to the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any, rather than the market value of the futures contract.  By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

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EQUITY INDEX FUTURES. Equity Index Futures Risk. An equity index future is a cash-settled futures contract on the value of a particular stock market index.

The use of equity index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had not used these instruments. Equity index futures may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in equity index futures could have a meaningful impact on performance.

EXCHANGE TRADED FUTURES

Currency Futures Contracts and Options.  The Funds may invest in currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Interest Rate or Financial Futures Contracts.  The Funds may invest in interest rate or financial futures contracts.  Bond prices are established in both the cash market and the futures market.  In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade.  In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date.  Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

The sale of an interest rate or financial futures contract by a Fund would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price.  A futures contract purchased by a Fund would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price.  The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date.  The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. Closing out of a futures contract sale is effected by a Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date.  If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss.  Similarly, the closing out of a futures contract purchase is effected by the Fund’s entering into a futures contract sale.  If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

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The Funds will deal only in standardized contracts on recognized exchanges.  The exchange typically guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.  Domestic interest rate futures contracts may be traded in an auction environment on the floor of an exchange, such as the Chicago Mercantile Exchange.  A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes, GNMA modified pass-through mortgage-backed securities, three-month United States Treasury bills, and 90-day commercial paper.  The Funds may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.  International interest rate futures contracts are traded on various international exchanges.  Engaging in futures contracts on international exchanges may involve additional risks, including varying regulatory standards and supervision, fewer laws to protect investors, greater counterparty risk, greater transaction costs, greater volatility, and less liquidity, which could make it difficult for the fund to transact.

FOREIGN CURRENCY SWAPS

Interest Rate and Total Return Swap Agreements.  For temporary defensive purposes only, the Funds may purchase interest rate swaps.  The Funds may use interest rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Funds experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement.  For temporary, defensive purposes only, the Funds may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index).  The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.  Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price.  Each Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

Each Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund.  If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.  If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.  Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated.  Also, because, in some cases, swap transactions involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

The Funds may enter into swap agreements that would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net  amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid.

Credit Default Swaps.  For temporary defensive purposes only, the Funds may purchase credit default swaps.  A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer.  One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds.  Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).  As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations.  In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments, and would have no payment obligations to the counterparty.  A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

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The Funds may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).  This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability).  It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund.  The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Credit default swaps involve a number of special risks.  A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty.  When the Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due).  The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer may lose its investment and recover nothing should an event of default not occur.  A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market.  There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded.  The parties to a credit default swap may be required to post collateral to each other.  If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if a Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty.  A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause a Fund to incur more losses.

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A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund).  In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis.  In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund).  Such segregation or “earmarking” seeks to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio.  However, such segregation or “earmarking” will not limit the Fund’s exposure to loss.

The Commodity Futures Trading Commission (“CFTC”) regulates the trading of commodity interests, including commodity futures contracts, options on commodity futures, and swaps (which includes cash-settled currency forwards and swaps.  A fund that invests in commodity interests is subject to certain CFTC regulatory requirements, including certain limits on its trading of commodity interests to qualify for certain exclusions or exemptions from registration requirements.  The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), pursuant to CFTC Rule 4.5, with respect to each Fund’s operation.  Therefore, the Funds and the Adviser are not subject to regulation as a commodity pool or CPO under the CEA and the Adviser is not subject to registration as a CPO.  If the Funds were no longer able to claim the exclusion, the Adviser may be required to register as a CPO and the Funds and the Adviser would be subject to regulation as a commodity pool or CPO under the CEA.  If the Funds or the Adviser were subject to CFTC regulation, they would incur additional expenses.

Other Investment Risks

The following risk considerations relate to investment practices undertaken by the Funds.  Generally, since shares of the Funds represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of the Funds’ portfolio securities increases or decreases.  Therefore, the value of an investment in the Funds could go down as well as up. You can lose money by investing in the Funds.  There is no guarantee of successful performance, that each Fund’s objective can be achieved or that an investment in the Funds will achieve a positive return.  An investment in the Funds should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.  Prospective investors should consider the following risks.

Market Risks

Various market risks can affect the price or liquidity of an issuer’s securities.  Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

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Recent Regulatory Events. Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” (the “Dodd-Frank Act”) which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

In particular, the Dodd-Frank Act makes broad changes to the over-the-counter (OTC) derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions.  Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. It is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties.   New requirements even if not directly applicable to the Funds, including capital requirements, changes to the CFTC speculative position limits regime and mandatory clearing, may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

Recent Economic Events. Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007, continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist:  a weak consumer market weighted down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Funds’ ability to execute its investment strategies.

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Multi-Manager and Multi-Style Management Risk

Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing the Funds’ investment strategies in pursuit of its goal.  To a significant extent, the Funds’ performance will depend of the success of the Adviser’s methodology in allocating the Funds’ assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Funds.  There can be no assurance that the Adviser or Sub-advisers will be successful in this regard.

In addition, because portions of the Funds’ assets are managed by different Sub-advisers using different styles/strategies, the Funds could experience overlapping security transactions.  Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Funds using a single investment management style.  The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Funds invest may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results.  In addition, the Funds may allocate their assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case the Funds’ value may be adversely affected.

Temporary Defensive Investments

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  For example, during such period, 100% of a Fund’s assets may be invested in short-term, high-quality fixed income securities, cash or cash equivalents.   Temporary defensive positions may be initiated by the individual Sub-advisers or by the Adviser when a Sub-adviser and/or the Adviser judges that market conditions make pursuing a Fund’s investment strategies inconsistent with the best interests of its shareholders. A Sub-adviser and/or the Adviser then may temporarily use these alternative strategies that are mainly designed to limit a Fund’s losses or to create liquidity in anticipation of redemptions.  When a Fund takes temporary defensive positions, it may not achieve its investment objective.

Cybersecurity Risk

The Funds, and their service providers, may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Sub-adviser, or other service providers (including, but not limited to, fund accountants, fund administrators, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with a Fund’s ability to calculate its NAV, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value. While the Funds' service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or their shareholders.

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INVESTMENT RESTRICTIONS

The Funds have adopted the following policies as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Funds.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Fundamental Policies

The investment policies below have been adopted as fundamental policies for the Funds.

1.
Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom; as such statute, rules or regulations may be amended or interpreted from time to time.

2.
Each Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom; as such statute, rules or regulations may be amended or interpreted from time to time.

3.
No Fund may issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.
No Fund may concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute,  rules or regulations may be amended or interpreted from time to time, except that the Funds may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

5.
Each Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.
Each Fund may purchase securities of an issuer, except if such purchase is inconsistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.
Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

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The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

BORROWING. The 1940 Act restricts an investment company from borrowing in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a Fund’s investment restriction.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.   For purposes of a Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC guidance.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by a Fund.  For purposes of each Fund’s diversification policy, the identification of the issuer of a security may be determined in any reasonable manner, consistent with SEC guidance.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

COMMODITIES AND REAL ESTATE. The 1940 Act does not directly restrict an investment company’s ability to invest in commodities or real estate, but does require that every investment company have the fundamental investment policy governing such investments.  Each Fund has adopted a fundamental policy that would permit direct investment in commodities and real estate.  However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate.  This non-fundamental policy may be changed by vote of the Board.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness.  The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.  Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Non-Fundamental Policies

The Funds observe the following policies, which are not deemed fundamental and which may be changed by the Board without shareholder vote.

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1.
No Fund may borrow money in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets), provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

2.
No Fund may lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (including the loan collateral) would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

3.	No Fund may purchase an investment if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities.

4.
No Fund may invest in unmarketable interests in real estate limited partnerships or invest directly in real estate.  For the avoidance of doubt, the foregoing policy does not prevent the Funds from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5.
Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

Except with respect to borrowing, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  The Fund will reduce its borrowing amount within three days (not including Sundays and holidays), if its asset coverage falls below the amount required by the 1940 Act.  With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Funds may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Funds and a possible increase in short-term capital gains or losses. The Funds’ annual portfolio turnover rates for the last five years will be included, when available, in the “Financial Highlights” section of the Funds’ prospectus.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of the holdings of the Funds.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about the Funds’ holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Funds’ holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, or custody of the Funds.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

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The Board exercises continuing oversight of the disclosure of the Funds’ holdings by (1) overseeing the implementation and enforcement of the portfolio holding disclosure policy, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-annual Report to Portfolio shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at sec.gov.  The Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the Adviser, the Sub-advisers, fund administrator, fund accountant, custodian, transfer agent, pricing vendors, proxy voting service providers, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Funds have a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.  The Funds may disclose portfolio holdings to transition managers, provided that the Funds or the Adviser has entered into a non-disclosure or confidentiality agreement with the transition manager.

In no event shall the Adviser, its affiliates or employees, the Funds, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ holdings.

There can be no assurance that the policy and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.bridgebuildermutualfunds.com for additional information about the Funds, including, without limitation, the periodic disclosure of its portfolio holdings.

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The Funds may also disclose certain commentary and analytical, statistical, performance or similar information relating to a Fund or its portfolio holdings if certain conditions are met. The information must be for legitimate business purposes and must be deemed to be non-material non-public information based on a good faith review of the particular facts and circumstances. Examples of such non-material non-public information may include, but are not limited to, the following types of information: allocation of a Fund’s portfolio securities and other investments among various asset classes, sectors, industries, market capitalizations, countries and regions; the characteristics of the stock or fixed income components and other investments of a Fund; the attribution of a Fund’s returns by asset class, sector, industry, market capitalization, country and region; certain volatility characteristics of a Fund; certain valuation metrics of a Fund (such as average price to earnings ratio and average earnings growth); and maturity and credit quality statistics for a Fund’s fixed income holdings. From time to time, the Adviser may make these additional disclosures on the Funds’ website.  Shareholders can access the Funds’ website at www.bridgebuildermutualfunds.com.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, including the Funds.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below.

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Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Jean E. Carter (Born: 1957) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982 – 2005).	5	Chair, Brandes U.S. registered mutual funds (seven portfolios).
Janice L. Innis-Thompson (Born: 1966) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (since 2006).	5	None.
William N. Scheffel (Born: 1953) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (healthcare services) (since 2003).	5	None.
John M. Tesoro (Born: 1952) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	5	Audit Committee Chair, Teton Advisors, Inc. (registered investment adviser). Trustee, BBH Trust (seven funds).

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Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Interested Trustees of the Trust
William H. Broderick III(2) (Born: 1952) 12555 Manchester Road St. Louis, MO 63131	Chairman and Trustee	Indefinite Term; Since Inception	Retired. Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)	5	None.
William E. Fiala(2) (Born: 1967) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994 - Present)	5	None.
Officers of the Trust
Joseph C. Neuberger (Born: 1962) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	President	Indefinite Term; Since Inception	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)	N/A	N/A
Jason F. Hadler (Born: 1975) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since 2003)	N/A	N/A
Alan J. Herzog (Born: 1973) 12555 Manchester Road St. Louis, MO 63131	Chief Compliance Officer and Vice President	Indefinite Term; Effective Jan. 1, 2015	Director of Funds Compliance, Edward Jones (Since 2013) Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)	N/A	N/A
Elaine E. Richards (Born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 East Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since Inception	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (Since July 2007)	N/A	N/A
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
Mr. Broderick and Mr. Fiala are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)	The “Fund Complex” is comprised of each Fund offered by the Trust, including others not offered in this SAI.

Certain officers of the Trust also serve as officers of one or more mutual funds for which U.S. Bancorp Fund Services, LLC (“USBFS”) or its affiliates act as investment manager, administrator or distributor.

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Additional Information Concerning the Board of Trustees

The Role of the Board.  The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, each of the Sub-advisers, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.

In addition, the Adviser provides regular reports on the investment strategy and performance of each Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership.  The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Nominating and Governance Committee, an Audit Committee (which also serves as the Qualified Legal Compliance Committee (“QLCC”)), and a Valuation Committee, which are discussed in greater detail below under “Trust Committees”.  At least a majority of the Board is comprised of Trustees who are Independent Trustees, which generally are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates.  The Chairman of the Board is an Interested Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a senior employee of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Interested Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Jean E. Carter, an Independent Trustee, serves as the lead Independent Trustee of the Trust.  In her role as lead Independent Trustee, Ms. Carter, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the Independent Trustees and management, and among the Independent Trustees; and (v) has such other responsibilities as the Board or Independent Trustees determine from time to time.

Janice Innis-Thompson, an Independent Trustee, serves as Chair of the Nominating and Governance Committee of the Trust.  The Nominating and Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating and Governance Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders to the Nominating and Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.  Submission of a Trustee candidate recommendation by a shareholder does not guarantee such candidate will be nominated as a Trustee.  The Nominating and Governance Committee met once during the fiscal period ended June 30, 2014.

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John Tesoro, an independent Trustee, serves as Chair of the Audit Committee of the Trust.  The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets twice a year with respect to each series of the Trust and may meet more frequently if necessary.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Trust’s financial statements and to ensure the integrity of the Trust’s pricing and financial reporting.  As part of the Audit Committee, the function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The Audit Committee met twice during the fiscal period ended June 30, 2014.

The Board has delegated day-to-day valuation issues to a Valuation Committee.  Mr. Fiala, an interested Trustee, is Chair of the Valuation Committee.  In addition to Mr. Fiala, the Valuation Committee is comprised of the Trust’s President, Treasurer, and Assistant Treasurer, as appointed by the Board.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, acting pursuant to the procedures established by the Board, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee typically meets on a monthly basis and more frequently as necessary.  The Valuation Committee met ten times during the fiscal period ended June 30, 2014.

Board Oversight of Risk Management.  As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets quarterly, and otherwise as needed, with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser as to investment risks of the Funds. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.

Information about Each of the Trustee’s Qualification, Experience, Attributes or Skills.

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders.  The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

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In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any trustee as having any special expertise or experience.

Mr. Broderick has significant financial services and mutual fund experience as a Principal for 27 years at Edward Jones and as Lead Principal of the Investment Advisory Department, where he led the design, development and launch of Edward Jones Advisory Solutions™, the exclusive program through which investors may invest in the Fund.  Other relevant experience at Edward Jones includes investment research, trading and investment banking.

Mr. Fiala has significant financial services and mutual fund experience as a Principal of Edward Jones where he has served as Director of Portfolio Solutions and Director of Research. He also served as Co-Chair of Edward Jones’ Investment Policy Committee for six years and holds a CFA designation.

Ms. Carter has significant investment advisory experience as a senior executive of Russell Investment Group, serving as a managing director, member of the corporate operating committee and a member of the investment management group’s fund strategy committee.  She joined Russell Investment Group in 1982.  She has also served as Chair of an investment company trust consisting of seven fund series.  These positions over the course of 23 years involved oversight of over 140 funds and the development of a mutual fund business joint venture.

Ms. Innis-Thompson is an attorney with significant legal experience in both the public and private sectors.  Currently serving as a Senior Vice President and Chief Compliance and Ethics Officers at TIAA-CREF, she has extensive securities compliance experience, as she developed and implemented a firm-wide compliance risk assessment program.  Previously, she served as Chief Compliance Counsel at two large public companies.

Mr. Scheffel has significant corporate and accounting experience, currently serving as Executive Vice President, Chief Financial Officer, and Treasurer at a Fortune 500 managed care company.  In these roles, he is responsible for SEC-reporting and various financial, tax, and treasury functions.  Previously, he worked in public accounting for 28 years and served as Audit Partner for over 15 years at two Big Five (now Four) accounting firms.  Mr. Scheffel has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Scheffel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, lead to the conclusion that he possesses the requisite skills and attributes to carry out oversight responsibilities as Audit Committee Financial Expert for the Trust.

Mr. Tesoro has extensive experience in internal control and risk assessments, including compliance issues related to the Investment Company and Investment Advisers Acts of 1940.  He worked in public accounting for 38 years, primarily auditing mutual funds and registered investment advisers.  From 1995-2002, he was the Partner-in-Charge of Arthur Andersen LLP’s US Investment Management Industry Program. Mr. Tesoro joined KPMG LLP in 2002 as a partner and continued to work with numerous financial institutions.  Mr. Tesoro serves as a Director and Audit Committee Chair for Teton Advisors, Inc. (investment adviser to seven mutual funds and separate institutional accounts), as a Director for Ocean County (NJ) Board of Catholic Charities and Siena Capital Finance, LLC.  Mr. Tesoro also serves on the Board of Trustees for the Brown Brothers Harriman Trust (a mutual fund group with seven funds). Mr. Tesoro has been determined to qualify as an Audit Committee Financial Expert for the Trust.  The Board believes Mr. Tesoro’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, lead to the conclusion that he possesses the requisite skills and attributes to carry out oversight responsibilities as Audit Committee Financial Expert for the Trust.

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Trustee Ownership of Portfolio Shares

No Trustee beneficially owned shares of the Funds as of the calendar year ended December 31, 2014, which is prior to the inception date of the Funds.

Compensation

If the Trust organizes additional series, compensation will be allocated among the various series comprising the Trust based on the net assets of each series.  Independent Trustees receive additional fees from the applicable series for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  All Trustees are reimbursed for expenses in connection with each board meeting attended, which reimbursement is allocated among applicable series of the Trust.  The Trust has no pension or retirement plan.  Set forth below is the estimated rate of compensation to be received by the following Independent Trustees for the fiscal year ending June 30, 2015.

Estimated Aggregate Compensation
Name of Person/Position	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Annual Benefits Upon Retirement	Estimated Total Compensation from the Trust and Investment Company Complex(2) Paid to Trustees for
Jean E. Carter, Independent Trustee	$[ ]	$[ ]	$[ ]	$[ ]	N/A	N/A	$_____
Janice L. Innis-Thompson, Independent Trustee	$[ ]	$[ ]	$[ ]	$[ ]	N/A	N/A	$_____
William N. Scheffel, Independent Trustee	$[ ]	$[ ]	$[ ]	$[ ]	N/A	N/A	$_____
John M. Tesoro, Independent Trustee	$[ ]	$[ ]	$[ ]	$[ ]	N/A	N/A	$_____
William H. Broderick III, Interested Trustee(1)	None	None	None	None	N/A	N/A	None
William E. Fiala, Interested Trustee(1)	None	None	None	None	N/A	N/A	None

(1)	The Interested Trustees do not receive compensation from the Trust for their service as Trustees.

(2)	The “Investment Company Complex” is comprised of each Fund offered by the Trust, including others not offered in this SAI.

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Code of Ethics
The Trust, the Adviser, each of the Sub-advisers, and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser, the Sub-advisers and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by a Fund to the Adviser, which, in turn, has delegated such responsibility to the Sub-advisers.  Each Sub-adviser will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix B to this SAI.  Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 855-823-3611 and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  Shareholders controlling a Fund could have the ability to vote a majority of the shares of such Fund on any matter requiring the approval of Fund shares. As of the date of this SAI, the Trustees as a group did not own more than 1% of the outstanding shares of any Fund.

Since the Funds were not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of any Fund’s outstanding shares.

THE FUNDS’ INVESTMENT TEAMS

Olive Street Investment Advisers, LLC (the “Adviser”), 12555 Manchester Road, St. Louis, MO 63131, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Jones Financial Companies, L.L.L.P. controls the Adviser.

Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser shall provide the Trust through investment “Sub-advisers” with such investment research, advice and supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, shall furnish continuously an investment program for each Fund, shall determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive an investment management fee from each Fund as follows:

Fund	Annual Management Fee (calculated daily and paid monthly)
Bridge Builder Large Cap Growth Fund	0.44%
Bridge Builder Large Cap Value Fund	0.44%
Bridge Builder Small/Mid Cap Growth Fund	0.64%
Bridge Builder Small/Mid Cap Value Fund	0.64%

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The Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay each Fund’s Sub-advisers.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of a Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

Pursuant to an operating expense limitation agreement between the Adviser and each Fund, the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to the extent necessary to limit a Fund’s total annual fund operating expenses after fee waivers and/or expense reimbursements to the amounts shown below (“Expense Caps”):

Fund	Expense Caps (as a % of average daily net assets)
Bridge Builder Large Cap Growth Fund	0.37%
Bridge Builder Large Cap Value Fund	0.39%
Bridge Builder Small/Mid Cap Growth Fund	0.47%
Bridge Builder Small/Mid Cap Value Fund	0.55%

Any payment of expenses made by the Adviser (other than advisory fees) is subject to reimbursement by a Fund if requested by the Adviser.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Adviser is permitted to be reimbursed for expense payments (other than advisory fees) it made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of expenses.

Under certain circumstances, the Adviser may engage one or more third-party transition management service providers to execute transactions on behalf of a Fund where the Adviser has allocated a portion of the Fund's assets away from a particular Sub-adviser, but the Board has not yet approved an advisory agreement with a replacement Sub-adviser or such replacement Sub-adviser has not yet begun managing Fund assets.  During such time, the Adviser will instruct the transition manager(s) as to what transactions to effect on behalf of a Fund’s portfolio.  The duration of any such transition management services will be determined by the Adviser’s ability to identify an appropriate replacement Sub-adviser and when such replacement Sub-adviser can begin managing Fund assets.

Reliance on Manager of Managers Order

The Adviser and the Trust have obtained an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) to operate under a manager of managers structure that permits the Adviser, with the approval of the Board of Trustees, to appoint and replace Sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the “Manager of Managers Structure”).  Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Trust’s Sub-advisers and recommending to the Board their hiring, termination, or replacement.  The SEC order does not apply to any Sub-adviser that is affiliated with the Adviser.  The adoption of the Manager of Managers Structure by the Funds also requires prior shareholder approval.  Such approval was obtained for each Fund from its initial shareholder.  Thus, the Funds are currently operating under the Manager of Managers Structure.  The exemptive order provides that amounts payable by the Adviser to Sub-advisers under each Fund’s sub-advisory agreements need not be disclosed to shareholders.

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The Manager of Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to Sub-advisers or sub-advisory agreements.  Operation of the Funds under the Manager of Managers Structure does not permit management fees paid by the Funds to the Adviser to be increased without shareholder approval.  Shareholders will be notified of any changes made to Sub-advisers or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential Sub-advisers or their affiliates, which may create a conflict of interest.  However, in making recommendations to the Board to appoint or to change a Sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the Sub-adviser’s investment process, risk management, and historical performance with the goal of retaining Sub-advisers for the Funds that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle.  The Adviser does not consider any other relationship it or its affiliates may have with a Sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a Sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a Sub-adviser, or to change the terms of a sub-advisory agreement.

The Adviser has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-advisers and recommend their hiring, termination and replacement.

The Sub-advisers

Each Sub-adviser has agreed to furnish continuously an investment program for their assigned portion of each Fund that it sub-advises and shall determine from time to time in its discretion the securities and other investments to be purchased or sold or exchanged and what portions of the Fund shall be held in various securities, cash or other investments.  In this connection, each Sub-adviser shall provide the Adviser and the officers and trustees of the Trust with such reports and documentation as the latter shall reasonably request regarding the Sub-adviser’s management of each Fund’s assets.  Each Sub-adviser shall carry out its responsibilities in compliance with:  (a) each Fund’s investment objective, policies and restrictions as set forth in the Trust’s current registration statement, (b) such policies or directives as the Trust’s trustees may from time to time establish or issue and communicate to the Sub-advisers in writing, and (c) applicable law and related regulations.

The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Funds for which they sub-advise.  Each portfolio manager or team member is referred to as a portfolio manager below.  The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another.  Each firm is a separate entity that may employ different compensation structures and may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Table of Contents - Statement of Additional Information

Large Cap Growth Fund

SUBADVISER 1[      ], is the Sub-adviser for an allocated portion of the Large Cap Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is a wholly owned subsidiary of [      ].  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
All Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Accounts Subject to Performance Fees
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

As an investment adviser, [  ] serves as a fiduciary to its clients. As such, [  ] is obligated to place its clients’ interests before its own. Due to the nature of the investment advisory business, conflicts of interests do arise. For example, conflicts may arise with regard to personal securities transactions, the use of clients’ commissions to obtain research and brokerage services, errors, trade allocations, performance fee accounts, and the use of solicitors.

In recognition of these potential conflicts of interest, [  ] has established written policies and procedures so that it can operate its business within applicable regulatory guidelines.

Compensation

[  ] compensates key investment personnel by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively.

The quantitative compensation factors include:

Table of Contents - Statement of Additional Information

·	Performance relative to benchmark
·	Performance relative to applicable peer group
·	Absolute return
·	Assets under management

The qualitative compensation factors include:

·	Leadership
·	Mentoring
·	Teamwork

Incentives

[  ] promotes an atmosphere that is conducive to the development of the investment professional’s skills and talents. Portfolio manager/analysts and research analysts are expected to continuously augment their skills and expertise through internal and external activities. Internal activities may include regular self-evaluations by all investment team members to help ensure they are identifying weaknesses in their existing processes and to always seek means to improve performance. The firm actively supports external development efforts including attendance of conferences and seminars that build upon their existing core of knowledge, coursework to develop incremental skills as well as travel to meet with companies, competitors, suppliers, regulators and related experts. With increased knowledge and skills the managers can take on higher levels of responsibilities and are recognized and rewarded accordingly. We believe that key professionals are likely to be attracted to and remain with the firm because [  ] compensation structure amply rewards professionals for good performance. Our people are our single most valuable resource and we dedicate significant energy to ensuring we attract, develop and retain the best available talent to the benefit of our clients.

Long Term Incentives

Certain employees of [  ] are eligible to receive restricted stock units of [  ] through the [  ]. Equity Incentive Plan, and restricted interests in shares of certain funds managed by [  ] and its affiliates, each subject to a multi-year vesting schedule and restrictive covenants. These incentive arrangements have broad participation of most professionals and represent an excellent opportunity for employees to share in the continued success of the firm, aligning their interest and performance even more closely with those of our clients.

[ SUBADVISER 2     ], is the Sub-adviser for an allocated portion of the Large Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is registered as an investment adviser with the SEC and was founded in July 2003.  As of September 30, 2014, [      ] had total assets under management of approximately $5.95 billion, of which approximately $3.7 billion represented assets of mutual funds. [      ] is ___ majority employee-owned.  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based advisory fee. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

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Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

[      ] has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and procedures will be effective in all cases, [      ] believes that all issues relating to potential material conflicts of interest involving this Portfolio and its other managed accounts have been addressed.

Compensation

[      ] portfolio manager compensation program consists of a base salary and participation in a company-funded retirement plan.  In addition, all of [      ] portfolio managers are equity owners of [      ], which entitles them to share in the firm’s profits and the long-term growth of the firm.  [      ] does not award bonus compensation based on individual investment performance or subjective criteria.  `

[   SUBADVISER 3   ], is the Sub-adviser for an allocated portion of the Large Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is organized under the laws of Delaware as a single member limited liability company whose sole member is [__], which is a direct, wholly-owned subsidiary of [_____], which is a direct, wholly-owned subsidiary of [_____].  As of September 30, 2014, [      ] managed in excess of $___ billion in assets.  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of October 1, 2014.  Asset amounts are approximate and have been rounded. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

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Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
*Includes 2 performance fee accounts with $[     ] Total Assets in the Accounts.

Material Conflicts

[      ] manages accounts with asset-based fees alongside accounts with performance-based fees.  This side-by-side management can create an incentive for [      ] and its investment professionals to favor one account over another.  Specifically, [      ] has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for [      ] to favor one account over another.  Examples are detailed below, followed by a discussion of how [      ] addresses these conflicts.

•
Long only accounts/long-short accounts:                                                                            [      ] manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short.  [      ] may hold a long position in a security in some client accounts while selling the same security short in other client accounts.  [      ] permits quantitatively hedged strategies to short securities that are held long in other strategies.  Additionally, [      ] permits securities that are held long in quantitatively derived strategies to be shorted by other strategies.  The strategies that sell a security short held long by another strategy could lower the price for the security held long.  Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•
Multiple strategies: [      ] may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different.  [      ] may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction.  Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in [      ]’s management of multiple accounts side-by-side.

•
Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: [      ] manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts.  [      ] could have an incentive to favor its affiliated accounts over unaffiliated accounts.  Additionally, [      ]’s affiliates may provide initial funding or otherwise invest in vehicles managed by [      ].  When an affiliate provides “seed capital”  or other capital for a fund, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund.  [      ] typically requests seed capital to start a track record for a new strategy or product.  Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product.  Additionally, [      ]’s affiliated investment advisers could allocate their asset allocation clients’ assets to [      ].  [      ] could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

Table of Contents - Statement of Additional Information

•
Non-discretionary accounts or models: [      ] provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis.  Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded.  The non-discretionary clients may be disadvantaged if [      ] delivers the model investment portfolio to them after [      ] initiates trading for the discretionary clients, or vice versa.

•
Higher fee paying accounts or products or strategies: [      ] receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others.  The differences in revenue that [      ] receives could create an incentive for [      ] to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•
Personal interests: The performance of one or more accounts managed by [      ]’s investment professionals is taken into consideration in determining their compensation.  [      ] also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest.  These factors could create an incentive for [      ] to favor the accounts where it has a personal interest over accounts where [      ] does not have a personal interest.

How [      ] Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for [      ] to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments.  Generally, portfolios in a particular strategy with similar objectives are managed similarly to the extent possible.  Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy.  While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, [      ] has developed policies and procedures that seek to address, mitigate and monitor these conflicts of interest.  [      ] cannot guarantee, however, that its policies and procedures will detect and prevent, or assure disclosure of, each and every situation in which a conflict may arise.

•
[      ] has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably.  These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts.

•
[      ] has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

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•
[      ] has adopted procedures to monitor allocations between accounts with performance fees and non-performance fee based accounts and to monitor overlapping long and short positions among long accounts and long-short accounts.

•	[ ] has adopted a code of ethics and policies relating to personal trading.

•	[ ] provides disclosure of these conflicts as described in its Form ADV.

Compensation

[      ] seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results.  Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals.  Investment professionals are compensated with a combination of base salary and cash bonus.  In general, the cash bonus comprises the majority of the compensation for investment professionals.   [      ] sponsors a profit sharing retirement plan for all eligible employees.  The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law.  In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly [      ]-managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors.  There is no particular weighting or formula for considering the factors.  Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.   The factors reviewed for the portfolio managers are listed below in order of importance.

The following primary quantitative factor is reviewed for the portfolio managers:
•
One, three, five year and longer term pre-tax investment performance of groupings of accounts managed by the portfolio managers in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer-group data for the product strategy (e.g., large-cap growth, large-cap value) for which the portfolio manager is responsible.

-	Performance for the composite of accounts that includes the portion of the Large Growth Fund managed by the portfolio managers is measured against the Russell 1000 Growth Index.

The qualitative factors reviewed for the portfolio managers may include:
•	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;
•	Historical and long-term business potential of the product strategies;
•	Qualitative factors such as teamwork and responsiveness; and
•
Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

Table of Contents - Statement of Additional Information

[    SUBADVISER 4  ], is the Sub-adviser for an allocated portion of the Large Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is a limited liability company that is 100% owned  by [      ], a limited partnership. For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based advisory fee. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

Since [      ] portfolio managers manage other accounts in addition to the Large Cap Growth Fund, conflicts of interest may arise in connection with the portfolio managers’ management of the Large Cap Growth Fund’s investments on the one hand and the investments of such other accounts on the other hand.  However, [      ] has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades.

Compensation

The compensation of [      ]portfolio managers is based on the firm’s mission: “to achieve success for its clients.”  [      ] and [      ] are partners of [      ], and as of September 30, 2014, their compensation consists of a fixed base salary, a share of the firm’s profits and, in some instances, a discretionary bonus. The discretionary bonus as well as any potential changes to the partners’ ownership stakes are determined by the head of [      ] Investment Management Department, subject to the approval of [      ] Executive Committee and are based entirely on a qualitative assessment rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to [      ]and its clients. Changes in ownership stake are based on an individual’s sustained, multi-year contribution to the long-term investment performance, and to [      ] revenue, profitability, intellectual capital and brand reputation. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

Large Cap Value Fund

Table of Contents - Statement of Additional Information

[ SUBADVISER 1     ], is the Sub-adviser for an allocated portion of the Large Cap Value Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ]is a Delaware limited partnership, founded in March 2009, and succeeded to the investment management business of [      ] during 2009.  [      ]was founded in December 1994 and began providing investment management services in March 1995. [      ] is managed by its general partner, [      ], a Delaware limited liability company wholly-owned by [      ].  [      ]is a limited partnership organized under the laws of Delaware whose sole general partner is [      ]. (“[      ]”), a publicly traded Delaware corporation.  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts*	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

* One of the accounts (with $[   ] million in assets) has an advisory fee based on performance.

Material Conflicts

There are a number of ways in which the interests of [      ]’ portfolio managers and its other personnel might conflict with the interests of the Large Cap Value Fund (the “Fund”) and their shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within [      ]’ value equity strategy, including the Large Cap Value Fund, are managed similarly, substantially all of the research and portfolio management activities conducted by the value equity investment team benefit all clients within the strategy.  [      ]’ administrative and operational personnel divide their time among services to the Large Cap Value Fund and other client accounts.

Restrictions on Activities. [      ] generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which [      ] invests on behalf of all of its client accounts, [      ] generally does not accept accounts subject to restrictions that [      ] believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

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Investments in Issuers with Business Relationships with [      ]. From time to time, clients in a particular investment strategy, including the Large Cap Value Fund, may invest in a security issued by a company, or an affiliate of a company, that is also a client of or has another business relationship with [      ] or its affiliates.  [      ] has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if [      ] believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

With prior written approval, [      ] may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, [      ] does not permit investment by client accounts or persons covered by [      ]’ Code of Ethics in securities of any issuer of which an [      ] staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Large Cap Value Fund if the staff member were not a director.

Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to and make decisions for accounts in one investment strategy, including the Large Cap Value Fund, that may differ from advice given, or the timing or nature of decisions made, with respect to accounts in another investment strategy. There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. [      ] manages these potential conflicts through internal review processes.

Allocation of Portfolio Transactions Among Clients. [      ] seeks to treat all of the firm’s clients fairly when allocating investment opportunities among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. Trades for [      ] and their partners, employees and other affiliates, and accounts in which one or more of them has an interest (including [      ]’ proprietary accounts, if any), may be included in an aggregated trade with client accounts. All participating accounts, including the Fund, then share (generally pro rata subject to minimum order size requirements) in an aggregated order and shall receive the same execution price for each broker and be charged the same commission, if any.

Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to clients’ accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. [      ]’ proprietary accounts, which are discussed below, are not permitted to invest in initial public offerings.

There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. For example, the capitalization ranges of some strategies overlap or a security may at times be of interest to both [      ]’ growth and value, or [      ]’ U.S. and non-U.S. teams. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of [      ]’ written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the order management system will prompt the traders with a warning providing the trade details.  Traders will then collaborate to mitigate the risk of inadvertent cross by (i) utilizing different brokers or venues, or (ii) utilizing brokers or venues that maintain crossing prevention controls.

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The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by [      ].

Short Selling. [      ] has trade processing procedures that mitigate the potential conflict of interest in executing a shorting strategy on behalf of a client’s account. Under those procedures, no order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. These procedures prevent an investment team from taking different positions in a security. It is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different [      ] investment team. Similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different [      ] investment team.

Soft Dollars. As an investment adviser, [      ] has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of [      ]’ investment decisions for the benefit of its clients. Subject to [      ]’ duty to seek best execution, [      ]’ selection of broker-dealers is affected by [      ]’ receipt of research services.

[      ] uses client commissions (i) to acquire third party research, including the eligible portion of certain “mixed use” research products, and (ii) for proprietary research provided by broker-dealers participating in the execution process, including access to the broker-dealers’ traders and analysts, access to conferences and company managements, and the provision of market information.

When [      ] receives research products and services in return for client brokerage, it relieves [      ] of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to [      ] to select a particular broker-dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, [      ] chooses those brokers-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

[      ] uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Large Cap Value Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain types of clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case [      ] pays for such products and services from its own funds).  [      ] has adopted written procedures with respect to soft dollars.

Proprietary and Personal Investments and Code of Ethics. [      ]’ proprietary investments and personal investments by the firm’s personnel (“proprietary accounts”) also may present potential conflicts of interest with [      ]’ clients, including the Large Cap Value Fund. [      ] from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.

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Personal transactions are subject to the [      ]’ Code of Ethics, which generally provides that personnel of [      ] may not take personal advantage of any information that they may have concerning [      ]’ current investment program. The Code requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibits [      ]’ personnel from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 30 days.1 In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with [      ]’ compliance department quarterly or more frequently. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of [      ]’ clients.

Proxy Voting. [      ] or its affiliate may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Large Cap Value Fund’s behalf. As described in its proxy voting policy, [      ] will be deemed to have a potential conflict voting proxies of an issuer if: (i) [      ] or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Large Cap Value Fund invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of [      ] Funds or an employee of [      ] or its affiliate; (iii) [      ] or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the [      ] employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an [      ] employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of [      ] or an affiliate, or an employee of [      ] or an affiliate, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.  [      ]’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to minimize the conflicts of interest that otherwise may result in voting proxies for [      ]’ clients, including the Large Cap Value Fund.

Fees. Like the fees [      ] receives from the Large Cap Value Fund, the fees [      ] receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. However, [      ] may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual [      ]’ performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2014, [      ] had four separate accounts with performance-based fees encompassing all of its investment strategies. None of those separate accounts was in [      ]’ value equity strategy.  Although [      ] may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by [      ]’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.
___________________

1
Certain transactions, including trading of mutual funds for which [      ] acts as adviser or sub-adviser, are excluded from the short-term trading limitation. Trading in mutual fund shares is excluded from that prohibition because funds, including the Fund, typically have their own policies and procedures related to short-term trading activity.

Table of Contents - Statement of Additional Information

Compensation

[      ]’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategies, including the Large Cap Value Fund. Portfolio managers are not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by [      ] based on assets under management. [      ] bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because [      ] believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients and Large Cap Value Fund shareholders. [      ]’ portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of [      ]’ salaried associates. All of [      ]’ portfolio managers have or are expected to have over a reasonable time equity interests in the firm.

[  SUBADVISER 2    ], is the Sub-adviser for an allocated portion of the Large Cap Value Fund pursuant to a Sub-Advisory Agreement with the Adviser.   [      ] is a subsidiary of [      ], which is a subsidiary of [      ], a publicly-held company traded on the New York Stock Exchange.  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Accounts Subject to Performance Fees
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities for more than one account including mutual fund accounts.  [      ] manages potential conflicts between Funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties, to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations wherein two or more funds or accounts participate in investment decisions involving the same securities.

Table of Contents - Statement of Additional Information

Compensation

In addition to base salary, all portfolio managers and analysts at [      ]share in a bonus pool that is distributed semi-annually.  Analysts and portfolio managers are rated on their value added to the team-oriented investment process.  Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.  Compensation is not tied to a published or private benchmark.  It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business.  Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit.  The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team.  The compensation of the portfolio management team at [      ] will increase over time, if and when assets continue to grow through competitive performance.  Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in [      ].

SUBADVISER 3[      ], is the Sub-adviser for an allocated portion of the Large Cap Value Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ]is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.  [      ] and its predecessor organizations have provided investment advisory services for over 80 years.  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Large Cap Value Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Accounts Subject to Performance Fees
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

Table of Contents - Statement of Additional Information

Individual investment professionals at [      ] manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Mr. [  ] generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Large Cap Value Fund. Mr. [  ] makes investment decisions for each account, including the Large Cap Value Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, Mr. [  ] may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  Alternatively, these accounts may be managed in a similar fashion to the Large Value Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Large Cap Value Fund.

Mr. [  ] or other investment professionals at [      ] may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Large Cap Value Fund, or make investment decisions that are similar to those made the Large Cap Value Fund, both of which have the potential to adversely impact the Large Cap Value Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly Mr. [  ] may purchase the same security for the Large Cap Value Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Large Cap Value Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees [      ] receives for managing the Large Cap Value Fund.

Mr. [      ] also manages  accounts which pay performance allocations to [      ] or its affiliates.  Because incentive payments paid by [      ] to Mr. [      ] are tied to revenues earned by [      ] and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by Mr. [      ].  Finally, Mr. [      ] may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

[      ]’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. [      ] has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, [      ] monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at [      ] periodically review the performance of [      ]’s investment professionals. Although [      ] does not track the time an investment professional spends on a single account, [      ] does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation

[      ] receives a fee based on the assets under management of the Large Cap Value Fund as set forth in the Investment Subadvisory Agreements between [      ] and the Adviser on behalf of the Large Cap Value Fund. [      ] pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Large Cap Value Fund. The following information relates to the fiscal year ended December 31, 2013.

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[      ]’s compensation structure is designed to attract and retain high-caliber investment professionals  necessary  to  deliver  high  quality  investment  management  services  to  its  clients.  [      ]’s compensation of the Mr. [      ] and any other investment professional who is responsible for the day-to-day management of the Fund (“Investment Professional”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of [      ] is generally a fixed amount that is determined by the Managing Partners of the firm. The base salary for the other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional. Base salaries for [      ]’s employees are reviewed annually and may  be adjusted  based  on the  recommendation  of an Investment  Professional’s  manager,  using  guidelines established by [      ]’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based  on  the  revenues  earned  by [      ] from  the  Large Cap Value Fund  and generally  each other account managed by such Investment  Professional.  Each Investment Professional’s incentive payment relating to the Large Cap Value Fund is linked to the gross pre-tax performance of the portion of the Large Cap Value Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, [      ]  began  placing  increased  emphasis  on  long-term  performance  and  is  phasing  in  a  five-year performance  comparison  period which will be fully implemented by December 31, 2016.  [      ] applies  similar  incentive  compensation  structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to [      ]’s business operations. Senior management at [      ] may reward individuals as it deems appropriate based on other factors. Each partner of [      ] is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. [      ] is a partner of the firm.

Small/Mid Cap Growth Fund

[   SUBADVISER 1   ], is the Sub-adviser for an allocated portion of the Small/Mid Cap Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser. [      ] is a wholly owned subsidiary of[__]. For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of October 1, 2014.  Asset amounts are approximate and have been rounded.  None of the accounts listed below are subject to a performance-based advisory fee. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

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Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  [      ] has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers within [      ] are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, [      ] and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The officers and employees of [      ] and accounts in which affiliated persons have an investment interest, may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients.  In addition, [      ] and its related persons may also give advice and take action in the performance of their duties to clients, which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. [      ] may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of [      ] have an investment interest. [      ] seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under the firm’s Code of Ethics.

Compensation

[      ] seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Portfolio Manager compensation is reviewed and may be modified periodically as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and various other variable forms of compensation, including stock options and an executive benefit plan. [      ] has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at [      ]. The investment professionals are compensated as follows:

• All portfolio managers are paid base salaries,
• Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term,
• Additional deferred compensation plans, including restricted stock awards and stock option programs, may be provided to key investment professionals, and
• All portfolio managers generally are eligible to receive benefits from [      ]’s parent company including health care and other insurance benefits, a 401(k) plan, profit sharing, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

[      ] typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of funds and managed accounts relative to benchmarks and peer groups.  Each portfolio manager is evaluated based on the composite performance of funds and accounts in each strategy for which the individual serves on the portfolio management team. Periods evaluated include the 1, 3, 5 and 10 year (or since inception) periods for relevant strategies. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team.  This weighting process may be based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over their fund(s).  A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than their fund(s). [      ] has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

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Mr. [    ], Ms. [    ] and Mr. [    ] benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Russell 2000® Index for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

[   SUBADVISER 2   ], is the Sub-adviser for an allocated portion of the Small/Mid Cap Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser.   [      ] is a wholly-owned subsidiary of [    ]  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
* In addition, [ ]and [ ]each manage 1 account, considered an "Other Account," with assets of $[ ], for which [ ] receives performance-based fees.

Material Conflicts

Potential conflicts of interest may arise when the Small/Mid Cap Growth Fund's portfolio managers also have day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the Small/Mid Cap Growth Fund's portfolio managers. [      ] has adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for a sub-adviser and the individuals that each employs. For example, [      ] seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  [      ] has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by [      ] will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

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Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Broker/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the Sub-adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund it manages, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed. For this reason, the Sub-adviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the manager’s management fee (and the percentage paid to the subadviser) and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the manager and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Compensation

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Portfolio Manager Compensation Structure

[      ]’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. [      ]’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation.  Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation.  In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:
• Cash Incentive Award
• [      ]’s Deferred Incentive Plan ([    ])—a mandatory program that typically defers 15% of discretionary year-end compensation into [      ] managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of [      ] managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.
For centralized research analysts, two-thirds of their deferral is elected to track the performance of one of more of [      ] managed funds, while one-third tracks the performance of the new product composite.

[      ] then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

• [      ]  Restricted Stock Deferral—a mandatory program that typically defers 5% of discretionary year-end compensation into [      ]  restricted stock. The award is paid out to employees in shares subject to vesting requirements.

• [      ] Restricted Stock and Stock Option Grants—a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.
Several factors are considered by [      ] Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

• Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance.

• Appropriate risk positioning that is consistent with [      ]’s investment philosophy and the
Investment Committee/CIO approach to generation of alpha;
• Overall firm profitability and performance;

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• Amount and nature of assets managed by the portfolio manager;
• Contributions for asset retention, gathering and client satisfaction;
• Contribution to mentoring, coaching and/or supervising;
• Contribution and communication of investment ideas in [      ]’s Investment Committee meetings and on a day to day basis;
• Market compensation survey research by independent third parties

[ SUBADVISER 3     ], is the Sub-adviser for an allocated portion of the Small/Mid Growth Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is 100% employee owned.  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based fee. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

Compensation.  All associates and partners have a base salary, along with participation in a discretionary bonus plan. The discretionary bonus is distributed based on individual contribution and overall firm performance. In addition, partners participate in pre-tax profit distributions. All senior members of the investment team, portfolio managers, senior analysts, and the head trader, are partners and own a minimum of 10% of the firm. The majority of compensation for partners is the distribution of profits and the discretionary bonus plan, aligning both short and long term interests with those of clients.

Research.  [      ] obtains research and information services in exchange for client brokerage commissions; these transactions include third party research, [      ] attendance at broker-sponsored industry conferences and soft dollar payments for data feeds and other analytical services. Clients may pay commissions higher than obtainable from other brokers in return for these products and services.  All clients receive the benefit of these services and all trading is done under best execution protocols.

Trade Allocation.  [      ] will seek to manage potential conflicts of interest in the following specific respects: (i) Where a potential, transaction would benefit more than one client, trades will be bunched where advantageous and allocated pro rata until all participating accounts have been satisfied, or by some other means deemed fair under the circumstances. The firm uses a trading system which facilitates the automated accomplishment of this fair allocation, and the trader instructs the system to adjust the allocation to minimize odd lots. Allocations may not be pro-rata due to individual account restrictions. This may result in a slightly larger allocation in permitted securities to those accounts than would otherwise be warranted by the account assets or no allocation at all if the security violates account guidelines. Also, cash flows in particular accounts may be considered when allocating investment opportunities; and (ii) we ensure that the firm's Code of Ethics provisions on personal securities trading are followed so that personal trading by employees does not interfere with trading on behalf of clients.

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Compensation

All employees and partners have a base salary, along with participation in a discretionary bonus plan. In addition, partners participate in pre-tax profit distributions. The portfolio manager is a partner.

Small/Mid Cap Value Fund

[    SUBADVISER 1  ], is the Sub-adviser for an allocated portion of the Small/Mid Cap Value Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is a wholly-owned subsidiary of [      ].  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts*	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

* Messrs. [  ], [  ], [  ], and [  ] each also manage one additional account, considered an "Other Account" for purposes of the table above, with $[  ]in assets for which [      ] receives a performance fee.

Material Conflicts

At [      ], conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Small/Mid Cap Value Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. [      ] has adopted policies and procedures to mitigate the effects of these conflicts. A conflict of interest also may arise to the extent a portfolio manager short sells a stock or otherwise takes a short position in one client account but holds that stock long in other accounts, including the Small/Mid Cap Value Fund, or sells a stock for some accounts while buying the stock for others.  Another conflict which exists is the use of client commissions where a commission is paid to a broker or dealer that provides brokerage and/or research services in excess of the commission that would be charged by another broker or dealer for merely executing the same transaction (“soft dollar arrangements”) which is discussed further in the section “Execution of Portfolio Transactions and Brokerage” below.

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Compensation

The compensation program at [      ] is designed to align the interests of portfolio management professionals with the interests of clients and [      ] by retaining top-performing employees and creating incentives to enhance [      ]’s long-term success.

Compensation of portfolio management professionals includes a fixed base salary, a variable bonus and deferral plan and a contribution to the firm’s retirement plan.

All portfolio management professionals (at the discretion of the Compensation Committee of the [      ] Board) participate in the variable bonus and deferral plan component which, as a whole, is based upon a percentage of [      ]’s net profit. Each portfolio management professional’s participation in the variable bonus and deferral plan is based upon many factors, including but not limited to:
•	Performance of the strategy managed (both absolute and relative to peers)

•	Amount of revenue derived from the strategy managed

•	Contribution to the development and execution of the firm’s investment philosophy and process

•	Participation and effectiveness in performing client service activities and marketing initiatives

The degree to which any one factor influences participation in the bonus pool will vary between individuals and over time. A portion of the variable bonus is subject to deferral and each participant has the option to invest the deferral into [      ] managed product(s) while it vests. Each year’s deferral is paid out over a period of three years. Payments are conditioned upon compliance with non-compete and non-solicitation arrangements.

The contribution to the firm’s retirement plan is based on a percentage (at the discretion of the [      ] Board) of total cash compensation (subject to the Internal Revenue Service (the “IRS”) limits) and such percentage is the same for all firm personnel. Compensation at [      ] is determined by the Compensation Committee at the recommendation of the Chief Executive Officer.

There is no distinction for purposes of compensation between the Small/Mid Cap Value Fund and any other accounts managed.

[     SUBADVISER 2 ],  is the Sub-adviser for an allocated portion of the Small/Mid Cap Value Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is a division of[      ].  [      ] is a wholly owned subsidiary of [      ], a global investment management company [      ] is majority owned by [      ], a diversified financial services company based in Japan.  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based advisory fee. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

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Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

Potential Conflicts of Interest. Investment decisions for the Small/Mid Cap Value Fund’s portfolio are made in conjunction with decisions for other accounts and/or funds for the same strategy. [      ] recognizes that potential conflicts may arise with respect to the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds, separately managed accounts of high net worth individuals and institutional investors, and the other funds. These risks include, but may not be limited to: differing fee structures (including performance based fees), differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Private investment partnerships, registered funds and separately managed accounts are generally invested pari passu thus mitigating many of the perceived risk associated with simultaneous management if possible. Additionally, the Compliance Department has developed comprehensive monitoring policies and procedures designed to mitigate any actual or perceived conflicts.

Compensation

All investment professionals receive a compensation package comprised of an industry competitive base salary and a discretionary bonus and long-term incentives. Through our bonus program, key investment professionals are rewarded primarily for strong investment performance.

Typically, bonuses are based upon a combination of one or more of the following four criteria:

1.	Individual Contribution: an evaluation of the professional’s individual contribution based on the expectations established at the beginning of each year;
2.	Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return;
3.	Investment Team Performance: the financial results of the investment group; and
4.	Firm-wide Performance: the overall financial performance of [ ].

We retain professional compensation consultants with asset management expertise to periodically review our practices to ensure that they remain highly competitive.

[      ] offers a profit participation plan focused on the firm's investment professionals whereby participants receive the equivalent of an equity stake in the firm.  The incentive plan provides for the issuance of restricted shares and options that vest over multi-year periods.

[    SUBADVISER 3  ], is the Sub-adviser for an allocated portion of the Small/Mid Value Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is a wholly-owned subsidiary of [      ], which is a majority-owned by [      ] employees, with a minority interest owned by publically-held [      ].  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based advisory fee. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

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Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)	Other Pooled Investment Vehicles			Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

The portfolio manager for the Small/Mid Cap Value Fund manages multiple accounts, including the Small/Mid Cap Value Fund. Conflicts of interest may arise where the structure of financial or other benefits available to the portfolio manager differs among these accounts. The portfolio manager may advise other pooled investment vehicles that pay a performance-based advisory fee. This may create an incentive to favor such vehicles over other accounts advised by the portfolio manager. In addition, the portfolio manager may devote unequal time and attention to the funds and accounts for which he provides investment advice. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those funds and accounts as might be the case if he were to devote substantially more attention to a single fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Small/Mid Cap Value Fund, or make investment decisions that are similar to those made for the Small/Mid Cap Value Fund, both of which have the potential to adversely affect the price paid or received by the Small/Mid Cap Value Fund or the size of the security position obtainable for the Small/Mid Cap Value Fund. If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit the Small/Mid Cap Value Fund's ability to take full advantage of the investment opportunity. [      ] has adopted policies and procedures that it believes are reasonably designed to address the conflicts associated with managing multiple accounts for multiple clients, although there can be no assurance that such policies and procedures will adequately address such conflicts.
Compensation

Compensation for the portfolio manager listed above includes an annual fixed based salary and potential incentive compensation up to a pre-determined fixed rate. The incentive compensation is primarily based on assets under management and composite portfolio performance relative to the relevant benchmark index over a rolling 2-year period. The relevant index for the Small/Mid Cap Value Fund is the Russell 2000 Value Index. Additional incentive consideration may be awarded for professional development and contribution to the organization’s broader performance metrics.

[  SUBADVISER 4   ], is the Sub-adviser for an allocated portion of the Small/Mid Value Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is a Delaware corporation, a wholly owned subsidiary of [      ] and a registered investment advisor.  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

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Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. None of the accounts listed below are subject to a performance-based advisory fee. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Material Conflicts

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the fund and/or other account. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the fund. [      ] has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, [      ] has adopted procedures for allocating portfolio transactions across multiple accounts.

[      ] determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which [      ] acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), [      ] may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for the fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

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[      ] has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

[      ] manages its allocated portion of the Small/Mid Cap Value Fund's portfolio on a team basis, with portfolio managers [  ], [  ] and [  ].

[      ] believes that its compensation structure/levels for staff and professionals are competitive and within industry levels.  [      ] also believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio managers are compensated with competitive salaries, annual bonuses that are based on each individual’s overall job performance and retirement benefits. Bonuses are discretionary and determined by [      ]’s CEO. The success of [      ] and the individual employees’ contribution to that success is the primary determinant of incentive compensation. This compensation structure is designed to align the best interests of our clients with the management of the portfolio.

All Funds

[      ], is the Sub-adviser for an allocated portion of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, and Small/Mid Cap Value Fund pursuant to a Sub-Advisory Agreement with the Adviser.  [      ] is a wholly owned subsidiary of [      ].  For its services as a Sub-adviser, [      ] is entitled to receive a fee from the Adviser.

Other Accounts Managed by Portfolio Managers.  The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below.  Information is shown as of September 30, 2014.  Asset amounts are approximate and have been rounded. As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Fund, as it had not commenced operations.

Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Portfolio Manager Potential Material Conflicts of Interest

[      ] has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. [      ] has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, [      ] furnishes investment management and advisory services to numerous clients in addition to the Fund, and [      ] may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to [      ], or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund.  In addition, [      ], its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale [      ] recommends to the Fund.  [      ], or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by [      ] with respect to the same securities.  Moreover, [      ] may refrain from rendering any advice or services concerning securities of companies of which any of [      ]’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which [      ] or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.  Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund.   It should also be noted that a portfolio manager may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees.  Such portfolio managers may therefore be entitled to receive a portion of any incentive fees earned on such accounts.  Currently, the portfolio managers of these funds are not entitled to receive a portion of incentive fees of other accounts.

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As a fiduciary, [      ] owes a duty of loyalty to its clients and must treat each client fairly.  When [      ] purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties.  [      ] attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment.  To this end, [      ] has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide [      ] with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation

Portfolio Manager Compensation Overview

The discussion below describes the portfolio managers’ compensation as of September 30, 2014.

[      ]’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by [      ].

Base compensation.  Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation.  Discretionary incentive compensation is a function of several components: the performance of [      ], Inc., the performance of the portfolio manager’s group within [      ], the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and [      ].   In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured.  Among other things, [      ]’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks.  Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable.  Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable.  The performance of Messrs. Bliss, Mason and Savage is not measured against a specific benchmark.

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Distribution of Discretionary Incentive Compensation.  Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and [      ], Inc. restricted stock units which vest ratably over a number of years.  For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select [      ] investment products they manage and that vest ratably over a number of years. The [      ], Inc. restricted stock units, upon vesting, will be settled in [      ], Inc. common stock.  Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.  Paying a portion of discretionary incentive compensation in [      ], Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on [      ]’s ability to sustain and improve its performance over future periods.  Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the [      ] investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance.  Equity awards are generally granted in the form of [      ], Inc. restricted stock units that, once vested, settle in [      ], Inc. common stock. Messrs. Bliss, Mason and Savage have unvested long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based [      ] employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products.  Any portfolio manager who is either a managing director or director at [      ] with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits.  In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — [      ], Inc. has created a variety of incentive savings plans in which [      ] employees are eligible to participate, including a 401(k) plan, the [      ] Retirement Savings Plan (RSP), and the [      ] Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($260,000 for 2014).  The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. [      ] contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65.  The ESPP allows for investment in [      ] common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date.  All of the eligible portfolio managers are eligible to participate in these plans.

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SERVICE PROVIDERS

Administrator and Fund Accountant

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator (the “Administrator”) to the Trust pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Trust, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from the Funds as part of a bundled-fees agreement for services performed as Administrator, fund accountant and transfer agent.  The Administrator expects to receive approximately $875,000 annually.  Additionally, USBFS acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

U.S. Bank National Association is the custodian (the “Custodian”) for the Trust and safeguards and controls the Trust’s cash and securities, determines income and collects interest on Trust investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  USBFS, U.S. Bank National Association, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Legal Counsel

Morgan Lewis & Bockius, LLP, 1701 Market Street, Philadelphia, PA 19103-2921, serves as legal counsel to the Trust.

Goodwin Procter LLP, 901 New York Ave. NW, Washington, D.C. 20001, serves as legal counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

______________________________ is the Funds’ independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the SEC.

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EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Each Sub-Advisory Agreement states that, with respect to the portion of Funds managed by each of the Sub-advisers, that Sub-adviser shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that each Sub-adviser shall only direct orders to an affiliated person of that Sub-adviser in accordance with Board adopted procedures and/or the 1940 Act.  In general, a Sub-adviser’s primary consideration in effecting a securities transaction will be execution at the most favorable cost or proceeds under the circumstances.  In selecting a broker-dealer to execute each particular transaction, a Sub-adviser may take the following into consideration, among other things: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of a Fund on a continuing basis.  The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Adviser and the Board may determine, a Sub-adviser shall not be deemed to have acted unlawfully or to have breached any duty created by its Sub-Advisory Agreement with the Fund or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to a Sub-adviser a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if a Sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or each Sub-adviser’s or the Adviser’s overall responsibilities with respect to a Fund or other advisory clients.  Each Sub-adviser is further authorized to allocate the orders placed by it on behalf of a Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of either.  Such allocation shall be in such amounts and proportions as a Sub-adviser shall determine.  Each Sub-adviser shall report on such allocations regularly to the Adviser and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis for such allocations.

On occasions when a Sub-adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as other clients of a Sub-adviser, each Sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by a Sub-adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to each Fund and to such other clients.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution.  Each Fund votes on all matters solely affecting the Fund (e.g., approval of the Advisory Agreement).  All series of the Trust vote as a single class on matters affecting those series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

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Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith.  In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, each Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund.

The securities in a Fund, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

The Funds may invest in foreign securities, and as a result, the calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation.  Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund’s NAV.  If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above.  Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer.  When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

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For foreign securities traded on foreign exchanges, the Trust has selected FT Interactive data (“FTID”) to provide pricing data with respect to foreign security holdings held by a Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. Each Fund utilizes a confidence interval when determining the use of the FTID provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depository Receipt, if one exists. FTID provides the confidence interval for each security for which it provides a price. If the FTID provided price falls within the confidence interval, the Fund will value the particular security at that price. If the FTID provided price does not fall within the confidence interval, the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Funds’ Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and conducting a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

REDEMPTIONS AND PURCHASES IN-KIND

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of the Fund shares.

Redemptions In-Kind

The Funds have reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

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The Funds do not intend to hold more than 15% of its portfolio in illiquid securities.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  Under normal circumstances, the Funds do not anticipate that they would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Purchases In-Kind

Subject to the approval of a Fund, an investor may purchase shares of the Fund with securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies.  These transactions will be effected only if the Adviser or Sub-adviser deems the security to be an appropriate investment for the Fund. Assets purchased by a Fund in such a transaction will be valued in accordance with procedures adopted by the Fund.  The Fund reserves the right to amend or terminate this practice at any time.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions

All of the Funds, except for the Large Cap Value Fund, will make distributions of dividends and capital gains, if any, at least annually.  The Large Cap Value Fund will make distributions of dividends and capital gains, if any, at least quarterly.  The Funds may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions to each shareholder.

Tax Information

Each Fund has elected to qualify and intend to continue to qualify to be treated as a RIC under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with such distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, a Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with such requirements, a Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98.2% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If a Fund fails to qualify as a RIC under Subchapter M of the Code, it will be taxed as a regular corporation.

In order to qualify as a RIC, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Funds must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of RICs, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs), the securities of any two or more issuers (other than the securities of other RICs) that a Fund controls (by owning 20% of the total combined voting power of all classes or stock entitled to vote of such issuers) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of each Fund’s net tax-exempt interest, if any.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.  Additionally, relief is provided for certain de minimis failures of the diversification requirements where a Fund corrects the failure within a specified period.  If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders.  In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

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A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar.  A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The Funds’ ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Funds. The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely.  If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. A Fund’s unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose.  A Fund’s Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses.  In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

The Funds receive income generally in the form of dividends and interest on investments.  This income, plus net short-term capital gains, if any, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  Any distributions by a Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities it holds and the Funds report the distributions as qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).  A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code.  Therefore, if you lend your shares in a Fund, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income.  Distributions that the Funds receive from an ETF or an underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT.

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Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Any long term capital gain distributions are taxable to shareholders as long term capital gains for individual shareholders at a maximum rate of 20% regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends received deduction referred to in the previous paragraph.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Funds for the year.  Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.  All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to the shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares).  This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

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The Funds (or their administrative agent) must report to the Internal Revenue Service (IRS) and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the default cost which if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them. .  Shareholders also should carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Funds).

Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide a Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions.  If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of a Fund’s foreign source income (including any foreign income taxes paid by the Funds), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Funds at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions.  In this case, these taxes will be taken as a deduction by the Fund.

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The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund.  Income from foreign currencies and income from certain transactions in forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will generally produce qualifying income under Subchapter M of the Code.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period.  Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Any security or other position entered into or held by a Fund that substantially diminishes a Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short–term capital gain rather than long–term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short–term capital losses, be treated as long–term capital losses.  Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Funds at the end of their taxable year generally will be required to be “marked-to-market” for federal income tax purposes, that is, deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long–term capital gain or loss, and the balance will be treated as short–term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund.  Under these rules, foreign exchange gain or loss realized with respect to debt securities and certain foreign currency forward contracts is treated as ordinary income or loss.  Some part of a Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

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A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends received deduction.

A U.S. withholding tax at a 30% rate is imposed on dividends paid after June 30, 2014 (and proceeds of sales in respect of Fund shares, including certain capital gain dividends,  received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.  A Fund will not pay any additional amounts in respect to any amounts withheld.

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to taxable U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on a Fund’s distributions. The Funds’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The IRS could assert a position contrary to those stated here.  The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice to his or her own particular circumstances.

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement (the “Distribution Agreement”) between Quasar and the Trust, on behalf of the Funds, Quasar acts as the Trust’s principal underwriter and distributor (the "Distributor") and provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).

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After its two year initial term, the Distribution Agreement between the Trust and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or the vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on a 60-day written notice when authorized by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

FINANCIAL STATEMENTS

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectuses and this SAI.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings – General Securities

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds

Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

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B:  Bonds which are rated B generally lack characteristics of the desirable investment — they are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds

AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

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A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

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FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds

AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

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CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” or "D" categories.

Credit Ratings – Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals

Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.

Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. Government are identified with a # (hatchmark) symbol, e.g., # Aaa.

Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.  Loans bearing the designation of MIG 3/VMIG 3 are of acceptable quality, but have narrow liquidity and cash-flow protection and less well-established access to refinancing.

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Commercial Paper

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings

AAA -- Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

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General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA -- High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A -- Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.  Notes rated SP-3 have a speculative capacity to pay principal and interest.

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Commercial Paper

A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

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B:  Speculative. Uncertain capacity for timely payment of financial commitments, plus high vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

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BRIDGE BUILDER TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust.

(i)	Agreement and Declaration of Trust is herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

(ii)	Certificate of Trust is herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

(b)	Amended and Restated By-Laws are herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(c)
Instruments Defining Rights of Security Holders – See Article III and Article V of the Registrant’s Agreement and Declaration of Trust, which was filed on March 3, 2013.  See also Article V of the Registrant’s By-Laws, which are herein incorporated by reference to the Registration Statement filed on Form N-1A on March 3, 2013.

(d)	(i)	Investment Advisory Agreement is herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
	(ii)	Investment Sub-Advisory Agreement (Baird) is herein incorporated by reference to the Registration Statement filed on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
	(iii)	Investment Sub-Advisory Agreement (JPMIM) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.
	(iv)	Investment Sub-Advisory Agreement (Prudential) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(e)	Distribution Agreement is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement is herein incorporated by reference to the Registration Statement Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(h)	Other Material Contracts

(i)	Master Services Agreement is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(ii)	Amended and Restated Operating Expenses Limitation Agreement is herein incorporated by reference to the Registration Statement Form N-1A as Post-Effective Amendment No. 1 on October 24, 2013.

(iii)	Powers of Attorney are herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(iv)	Advisory Fee Waiver Agreement is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(i)	Legal Opinion and Consent – to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm – not applicable.

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreement is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(m)	Rule 12b-1 Plan – not applicable.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	Codes of Ethics

(i)
Olive Street Investment Advisers, LLC (Adviser) updated August 4, 2014 is herein incorporated by reference to the Registration Statement on Form N-1A as Post-Effective Amendment No. 3 on October 27, 2014.

(ii)
Quasar Distributors, LLC (Principal Underwriter) updated March 17, 2014 is herein incorporated by reference to the Registration Statement on Form N-1A as Post-Effective Amendment No. 3 on October 27, 2014.

(iii)	Bridge Builder Trust (Registrant) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(iv)	Prudential Investment Management, Inc. (Sub-Adviser) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(v)	Robert W. Baird & Company, Incorporated (Sub-Adviser) is herein incorporated by reference to the Registration Statement on Form N-1A as Pre-Effective Amendment No. 2 on October 15, 2013.

(vi)
JP Morgan Investment Management (Sub-Adviser) updated July 11, 2014 is herein incorporated by reference to the Registration Statement on Form N-1A as Post-Effective Amendment No. 3 on October 27, 2014.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust and Article VI of Registrant’s Bylaws, was filed on March 3, 2013 and are incorporated herein by reference.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

        Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

        With respect to the investment adviser (Olive Street Investment Advisers, LLC), the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-77754), dated 3/11/2013.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

        With respect to the investment sub-advisers (Robert W. Baird & Company, Incorporated, JP Moran Investment Management, and Prudential Investment Management, Inc.), the response to this item will be incorporated by reference to the Sub-Advisers’ Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-7571), dated 3/28/2013; (File No. 801-21011), dated 3/28/2013; and (File No. 801-22808), dated 4/24/2013.  Each Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

        Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.  The following information was provided by Quasar Distributors, LLC to the Registrant for inclusion in this Registration Statement.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	Litman Gregory Funds Trust
Allied Asset Advisors Funds	LKCM Funds
Alpine Equity Trust	LoCorr Investment Trust
Alpine Income Trust	Loeb King Trust
Alpine Series Trust	Lord Asset Management Trust
Appleton Funds	MainGate Trust
Barrett Opportunity Fund, Inc.	Managed Portfolio Series
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.

Buffalo Funds	Perritt Funds, Inc.
Capital Guardian Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	TIFF Investment Program, Inc.
Glenmede Portfolios	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

        (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Olive Street Investment Advisers, LLC 12555 Manchester Road St. Louis, MO 63131
Registrant’s Investment Sub-Advisers	Robert W. Baird & Company, Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202
JPMorgan Investment Management 270 Park Avenue New York, NY 10017
Prudential Investment Management, Inc. Gateway Center 3 Newark, NJ 07102
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Louis and State of Missouri, on the 18th day of December 2014.

BRIDGE BUILDER TRUST

By: /s/ William H. Broderick III*
William H. Broderick III, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

William H. Broderick III*	Trustee	December 18, 2014
William H. Broderick III

Jean Carter*	Trustee	December 18, 2014
Jean Carter

William Fiala*	Trustee	December 18, 2014
William Fiala

Janice Innis-Thompson*	Trustee	December 18, 2014
Janice Innis-Thompson

William Scheffel*	Trustee	December 18, 2014
William Scheffel

John Tesoro*	Trustee	December 18, 2014
John Tesoro

Joseph C. Neuberger*	President and Principal	December 18, 2014
Joseph C. Neuberger	Executive Officer

Jason F. Hadler*	Treasurer and Principal	December 18, 2014
Jason F. Hadler	Financial Officer

By : /s/ Elaine E. Richards
Elaine E. Richards
*Attorney-in-fact pursuant to Powers of Attorney dated May 22, 2013 filed October 15, 2013.